UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (36.2%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 07-1,
Class 2A1, 5.698s, 2037		$6,550,233	$4,147,116
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		18,629,426	15,058,119
Banc of America Commercial Mortgage, Inc. Ser. 07-2,
Class A2, 5.634s, 2049		2,590,000	2,692,361
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	890,370
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	1,929,298
Ser. 07-5, Class XW, IO, 0.431s, 2051		228,941,037	4,119,657
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.644s, 2036		11,737,918	7,805,715
FRB Ser. 07-6, Class A1, 0.551s, 2037		10,843,558	7,903,327
FRB Ser. 07-B, Class A1, 0.471s, 2047		11,001,348	7,150,876
Barclays Capital, LLC Trust FRB Ser. 07-AA1,
Class 2A1, 0.441s, 2037		30,851,658	19,108,745
Bayview Commercial Asset Trust 144A Ser. 07-5A, IO,
3.047s, 2037		3,737,133	416,690
Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 6.046s, 2036		16,787,699	11,079,881
Ser. 06-4, Class 22A1, 5.65s, 2036		9,434,678	4,815,460
FRB Ser. 06-1, Class 23A1, 5.509s, 2036		3,870,934	2,980,619
FRB Ser. 05-7, Class 23A1, 5.426s, 2035		7,453,490	5,536,892
FRB Ser. 07-1, Class 21A1, 5.331s, 2047		7,709,512	5,165,373
FRB Ser. 05-10, Class 25A1, 2.824s, 2036		10,124,369	6,428,974
FRB Ser. 05-9, Class 11A1, 0.521s, 2035		8,068,188	4,679,549
Bear Stearns Alt-A Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.798s, 2046		28,779,805	19,426,369
Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1,
5.509s, 2047		48,716,862	30,935,207
Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.561s, 2037		32,664,491	16,495,568
FRB Ser. 06-IM1, Class A1, 0.491s, 2036		8,001,557	4,200,817
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.114s, 2050		268,524,539	1,702,929
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.638s, 2036		6,008,433	3,487,985
FRB Ser. 05-10, Class 1A5A, 5.605s, 2035		4,044,171	2,729,815
FRB Ser. 07-AR5, Class 1A1A, 5.464s, 2037		9,306,549	5,655,478
FRB Ser. 07-6, Class 1A3A, 5.378s, 2046		16,403,668	8,201,834
FRB Ser. 06-AR7, Class 2A2A, 5.351s, 2036		7,281,569	4,150,494
FRB Ser. 05-10, Class 1A4A, 4.095s, 2035		6,695,788	4,318,784
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.131s, 2044		160,309,392	950,117
Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.787s, 2014 (United
Kingdom)	GBP	1,094,530	1,280,231
FRB Ser. 05-CT1A, Class D, 1.787s, 2014 (United
Kingdom)	GBP	2,491,896	2,720,366
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037		$8,600,079	5,438,690
Ser. 07-16CB, Class 4A7, 6s, 2037		4,892,792	3,767,450
Ser. 06-45T1, Class 2A2, 6s, 2037		6,878,660	4,991,885
Ser. 06-45T1, Class 2A5, 6s, 2037		8,311,477	6,316,722
Ser. 06-J8, Class A4, 6s, 2037		9,329,042	5,317,554
Ser. 06-40T1, Class 1A11, 6s, 2037		6,358,513	4,829,436
Ser. 06-41CB, Class 1A7, 6s, 2037		9,130,202	6,665,048
Ser. 05-80CB, Class 2A1, 6s, 2036		10,541,952	8,328,142
FRB Ser. 07-HY4, Class 4A1, 5.603s, 2047		11,907,617	8,171,209
FRB Ser. 07-HY4, Class 3A1, 5.585s, 2047		16,591,110	12,167,920
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		5,696,330	5,594,864
Ser. 07-8CB, Class A1, 5 1/2s, 2037		7,523,540	5,673,219
FRB Ser. 05-9CB, Class 1A1, 0.761s, 2035		8,585,310	6,541,955
FRB Ser. 05-4, Class 2A7, 0.761s, 2035		15,486,252	11,706,638
FRB Ser. 06-18CB, Class A7, 0.611s, 2036		15,632,261	9,066,711
FRB Ser. 06-24CB, Class A13, 0.611s, 2036		10,417,054	6,735,276
FRB Ser. 06-OC10, Class 2A2A, 0.441s, 2036		12,432,656	6,728,019
FRB Ser. 06-OC11, Class 2A2A, 0.431s, 2037		6,779,793	3,722,530
Countrywide Asset Backed Certificates FRB Ser. 06-IM1,
Class A2, 0.501s, 2036		12,704,465	6,373,068
Countrywide Home Loans
FRB Ser. 06-HYB5, Class 3A1A, 5 7/8s, 2036		8,283,027	5,383,967
FRB Ser. 05-HYB7, Class 6A1, 5.497s, 2035		13,634,092	10,498,251
FRB Ser. 06-HYB3, Class 2A1A, 5.439s, 2036		10,059,659	7,550,921
FRB Ser. 06-HYB2, Class 2A1B, 4.6s, 2036		13,997,352	9,378,226
FRB Ser. 04-HYB6, Class A2, 3.089s, 2034		5,814,497	4,826,032
FRB Ser. 05-HYB4, Class 2A1, 2.908s, 2035		3,752,176	2,720,328
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.63s, 2036		16,264,421	1,799,252
Ser. 05-R3, Class AS, IO, 5.511s, 2035		17,455,402	2,291,021
Ser. 06-R2, Class AS, IO, 5 1/2s, 2036		9,533,144	1,155,894
Ser. 05-R2, Class 1AS, IO, 5.306s, 2035		31,001,195	3,440,920
FRB Ser. 05-R3, Class AF, 0.661s, 2035		338,113	289,087
Ser. 03-R4, Class 1A, PO, zero %, 2034		56,179	35,393
Credit Suisse Mortgage Capital Certificates
Ser. 07-1, Class 1A4, 6.131s, 2037		8,547,987	5,598,931
Ser. 07-C5, Class A3, 5.694s, 2040		15,375,000	15,985,118
Ser. 07-C1, Class AAB, 5.336s, 2040		5,087,000	5,359,663
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	406,512

FRB Ser. 05-TFLA, Class L, 2.11s, 2020		4,911,000	4,272,570
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.451s, 2037		17,574,555	10,544,733
FRB Ser. 06-AR4, Class A2, 0.451s, 2036		8,926,293	4,329,252
FRB Ser. 06-AR3, Class A1, 0.451s, 2036		10,472,351	5,517,620
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	2,229,523
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.59s, 2014 (United Kingdom)	GBP	1,614,363	339,887
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.559s, 2032		$1,300,988	2,003,405
IFB Ser. 3211, Class SI, IO, 26.571s, 2036		1,875,584	1,185,556
IFB Ser. 3408, Class EK, 24.746s, 2037		1,196,935	1,688,095
IFB Ser. 3077, Class ST, IO, 23.612s, 2035		17,836,568	10,523,575
IFB Ser. 2979, Class AS, 23.319s, 2034		767,977	1,023,164
IFB Ser. 3105, Class SI, IO, 18.947s, 2036		4,392,415	2,099,882
IFB Ser. T-56, Class 2ASI, IO, 7.839s, 2043		2,475,449	516,750
IFB Ser. 2684, Class SP, IO, 7.24s, 2033		31,651,000	5,260,735
IFB Ser. 3184, Class SP, IO, 7.09s, 2033		5,964,714	698,969
IFB Ser. 3149, Class SE, IO, 6.89s, 2036		3,465,502	630,375
IFB Ser. 3208, Class PS, IO, 6.84s, 2036		71,994,656	10,947,559
IFB Ser. 3287, Class SE, IO, 6.44s, 2037		18,838,455	2,866,836
IFB Ser. 3398, Class SI, IO, 6.39s, 2036		9,997,611	1,234,805
IFB Ser. 3145, Class GI, IO, 6.34s, 2036		927,851	144,582
IFB Ser. 3114, Class IP, IO, 6.34s, 2036		20,528,034	2,860,787
IFB Ser. 3677, Class KS, IO, 6.29s, 2040		54,293,260	7,565,103
IFB Ser. 3485, Class SI, IO, 6.29s, 2036		9,510,541	1,441,703
IFB Ser. 3346, Class SC, IO, 6.29s, 2033		282,113,051	40,141,866
IFB Ser. 3346, Class SB, IO, 6.29s, 2033		86,109,198	12,233,534
IFB Ser. 3349, Class AS, IO, 6.24s, 2037		18,040,949	2,525,913
IFB Ser. 3653, Class BS, IO, 6.24s, 2028		54,705,379	6,749,003
IFB Ser. 3152, Class SY, IO, 6.22s, 2036		8,843,922	1,365,059
IFB Ser. 3361, Class SI, IO, 6.19s, 2037		14,916,163	2,063,971
IFB Ser. 3510, Class AS, IO, 6.15s, 2037		1,669,327	254,706
IFB Ser. 3242, Class SC, IO, 6.03s, 2036		9,381,772	1,275,335
IFB Ser. 3225, Class EY, IO, 6.03s, 2036		24,152,850	3,125,862
IFB Ser. 3725, Class SB, IO, 5.79s, 2040		124,879,943	17,524,402
IFB Ser. 3751, Class SB, IO, 5.78s, 2039		104,876,340	14,116,355
IFB Ser. 3510, Class BI, IO, 5.77s, 2037		18,574,510	2,613,619
IFB Ser. 3740, Class DS, IO, 5.76s, 2040		62,273,477	8,883,312
IFB Ser. 3725, Class CS, IO, 5.74s, 2040		135,663,516	18,154,492
Ser. 3672, Class PI, IO, 5 1/2s, 2039		23,967,132	4,536,019
Ser. 3707, Class IK, IO, 5s, 2040		9,841,149	1,736,176
Ser. 3645, Class ID, IO, 5s, 2040		13,469,067	2,204,482
Ser. 3687, Class CI, IO, 5s, 2038		34,545,087	5,940,719
Ser. 3653, Class KI, IO, 5s, 2038		51,323,085	8,615,606
Ser. 3687, Class HI, IO, 5s, 2038		33,767,720	5,909,013
Ser. 3632, Class CI, IO, 5s, 2038		16,670,426	2,853,977
Ser. 3626, Class DI, IO, 5s, 2037		12,105,250	1,568,840
Ser. 3623, Class CI, IO, 5s, 2036		10,789,963	1,090,865
Ser. 3747, Class HI, IO, 4 1/2s, 2037		187,338,724	26,906,528
Ser. 3745, Class IM, IO, 4s, 2035		41,079,826	5,971,017
Ser. 3738, Class MI, IO, 4s, 2034		101,259,471	12,599,732
Ser. 3736, Class QI, IO, 4s, 2034		96,829,962	12,587,895
Ser. 3740, Class KI, IO, 4s, 2033		54,250,503	6,928,874
Ser. 3707, Class HI, IO, 4s, 2023		25,070,753	2,727,949
Ser. 3707, Class KI, IO, 4s, 2023		27,211,034	2,673,756
Ser. T-57, Class 1AX, IO, 0.424s, 2043		10,601,516	138,285
Ser. T-56, Class A, IO, 0.137s, 2043		359,237	6,848
Ser. T-56, Class 1, IO, 0.033s, 2043		432,036	405
Ser. T-56, Class 2, IO, zero %, 2043		391,704	34
Ser. T-56, Class 3, IO, zero %, 2043		11,851,456	3,704
Ser. 3369, PO, zero %, 2037		18,754	17,232
Ser. 3289, Class SI, IO, zero %, 2037		105,137	2,437
Ser. 3314, PO, zero %, 2036		673,385	585,084
Ser. 3141, Class DO, PO, zero %, 2036		63,845	60,812
Ser. 3124, Class DO, PO, zero %, 2036		82,839	68,384
Ser. 2947, Class AO, PO, zero %, 2035		35,124	28,157
Ser. 2985, Class CO, PO, zero %, 2035		28,466	22,757
Ser. 3145, Class KO, PO, zero %, 2034		15,191	14,565
Ser. 2692, Class TO, PO, zero %, 2033		67,368	51,550
Ser. 1208, Class F, PO, zero %, 2022		207,575	195,121
FRB Ser. 3304, Class UF, zero %, 2037		107,215	106,653
FRB Ser. 3251, Class TC, zero %, 2036		348,987	340,322
FRB Ser. 3067, Class SF, zero %, 2035		15,251	15,218
FRB Ser. 3072, Class TJ, zero %, 2035		149,661	126,338
FRB Ser. 3047, Class BD, zero %, 2035		41,426	41,256
FRB Ser. 3052, Class TJ, zero %, 2035		37,893	36,325
FRB Ser. 3326, Class WF, zero %, 2035		680,246	650,025
FRB Ser. 3030, Class EF, zero %, 2035		139,744	120,868
FRB Ser. 3033, Class YF, zero %, 2035		152,732	146,257
FRB Ser. 3412, Class UF, zero %, 2035		89,412	73,459
FRB Ser. 3007, Class LU, zero %, 2035		24,763	21,320
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.611s, 2036		2,289,475	3,265,708
IFB Ser. 05-45, Class DA, 23.464s, 2035		4,761,175	7,168,605
IFB Ser. 05-74, Class DM, 23.428s, 2035		1,838,974	2,613,854
IFB Ser. 05-83, Class QP, 16.716s, 2034		760,741	947,482
IFB Ser. 03-W6, Class 4S, IO, 7.339s, 2042		20,960,656	4,011,660
IFB Ser. 03-W6, Class 5S, IO, 7.339s, 2042		16,404,671	2,952,484
IFB Ser. 06-24, Class QS, IO, 6.939s, 2036		14,106,863	2,443,026
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036		77,489	14,723
IFB Ser. 10-129, Class PS, IO, 6.439s, 2038		111,109,211	18,355,908
IFB Ser. 10-27, Class BS, IO, 6.189s, 2040		16,367,525	2,301,663
IFB Ser. 07-44, Class SB, IO, 6.169s, 2037		11,743,584	1,610,280
IFB Ser. 07-48, Class SG, IO, 6.169s, 2037		27,983,239	3,969,143
Ser. 06-W2, Class 1AS, IO, 5.794s, 2036		5,936,398	675,265
IFB Ser. 10-135, Class CS, IO, 5.789s, 2040		36,253,118	4,992,417
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046		18,615,373	2,260,157

IFB Ser. 10-135, Class TS, IO, 5.759s, 2040	75,771,084	10,970,895
IFB Ser. 10-135, Class SC, IO, 5.739s, 2040	41,253,791	5,723,138
IFB Ser. 10-110, Class SB, IO, 5.739s, 2040	68,578,878	9,645,619
Ser. 07-W1, Class 1AS, IO, 5.541s, 2046	9,530,799	1,069,248
Ser. 399, Class 2, IO, 5 1/2s, 2039	646,251	112,741
Ser. 11-3, Class SA, IO, 5s, 2040 (FWC)	80,038,214	9,093,141
Ser. 10-98, Class DI, IO, 5s, 2040	15,707,122	2,661,258
Ser. 10-21, Class IP, IO, 5s, 2039	24,765,783	3,962,525
Ser. 397, Class 2, IO, 5s, 2039	740,332	145,290
Ser. 09-31, Class PI, IO, 5s, 2038	143,480,206	23,719,468
Ser. 10-68, Class CI, IO, 5s, 2038	26,145,749	4,447,392
Ser. 378, Class 19, IO, 5s, 2035	19,798,524	3,084,333
Ser. 10-110, Class BI, IO, 5s, 2025	103,584,489	12,693,243
IFB Ser. 05-W2, Class A2, IO, 4.949s, 2035	5,223,108	511,792
Ser. 404, Class 2, IO, 4 1/2s, 2040	905,529	202,860
Ser. 366, Class 22, IO, 4 1/2s, 2035	15,071,396	1,618,517
Ser. 405, Class 2, IO, 4s, 2040	973,750	229,591
Ser. 03-W12, Class 2, IO, 2.228s, 2043	17,064,132	1,429,121
Ser. 03-W8, Class 12, IO, 1.639s, 2042 (F)	12,493,119	580,952
Ser. 03-W10, Class 1, IO, 1.63s, 2043	12,409,709	760,095
Ser. 03-W17, Class 12, IO, 1.136s, 2033	13,881,619	581,089
Ser. 06-26, Class NB, 1s, 2036	196,076	192,143
Ser. 00-T6, IO, 0.771s, 2030	12,204,536	254,762
Ser. 01-T1, Class 1, IO, 0.769s, 2040	727,030	6,098
Ser. 01-50, Class B1, IO, 0.406s, 2041	760,654	10,221
Ser. 02-W8, Class 1, IO, 0.346s, 2042	17,798,618	255,855
Ser. 99-51, Class N, PO, zero %, 2029	232,731	207,842
IFB Ser. 06-48, Class FG, zero %, 2036	195,207	194,044
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.12s, 2020	17,185,766	515,573
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	2,107,992
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	1,096,751	998,044
Government National Mortgage Association
IFB Ser. 10-142, Class SA, IO, 6.439s, 2039	42,699,391	6,363,063
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	19,721,372	3,278,086
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	18,902,882	3,009,906
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	26,052,774	3,256,076
IFB Ser. 10-113, Class SJ, IO, 6.439s, 2035	49,585,197	8,041,231
IFB Ser. 10-113, Class PS, IO, 6.439s, 2035	45,093,759	7,159,536
IFB Ser. 10-98, Class ES, IO, 6.439s, 2035	44,590,103	7,073,774
IFB Ser. 10-125, Class CS, IO, 6.389s, 2040	62,667,154	10,660,760
IFB Ser. 10-85, Class SA, IO, 6.389s, 2040	8,139,253	1,226,423
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	26,977,197	4,242,973
IFB Ser. 10-113, Class CS, 6.389s, 2039	35,866,440	5,585,122
IFB Ser. 10-113, Class AS, IO, 6.389s, 2039	18,926,447	3,017,065
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	17,966,992	2,733,139
IFB Ser. 10-80, Class S, IO, 6.339s, 2040	14,311,076	2,071,814
IFB Ser. 10-85, Class SB, IO, 6.339s, 2040	50,729,005	7,567,753
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	25,295,485	3,966,079
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	26,151,307	4,071,235
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	12,264,685	1,970,567
IFB Ser. 10-31, Class HS, IO, 6.339s, 2039	37,435,975	5,858,145
IFB Ser. 10-68, Class SD, IO, 6.319s, 2040	8,171,095	1,284,566
IFB Ser. 10-85, Class SE, IO, 6.289s, 2040	33,833,269	5,134,537
IFB Ser. 10-88, Class SA, IO, 6.289s, 2040	83,932,513	12,737,598
IFB Ser. 10-42, Class SM, IO, 6.289s, 2039	59,965,591	9,161,592
IFB Ser. 10-31, Class PS, IO, 6.289s, 2038	13,690,560	2,169,569
IFB Ser. 10-162, Class SC, IO, 6.26s, 2039	55,363,125	8,548,067
IFB Ser. 10-55, Class SG, IO, 6.239s, 2040	39,687,550	5,916,223
IFB Ser. 10-57, Class QS, IO, 6.239s, 2040	41,480,471	6,183,494
IFB Ser. 10-60, Class S, IO, 6.239s, 2040	38,611,330	5,735,327
IFB Ser. 10-62, Class PS, IO, 6.239s, 2040	63,018,371	10,385,932
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	66,437,955	10,255,031
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	28,646,710	3,817,174
IFB Ser. 10-62, Class SD, IO, 6.229s, 2040	60,220,071	7,943,027
IFB Ser. 10-76, Class SA, IO, 6.219s, 2040	39,502,038	5,906,345
IFB Ser. 09-127, Class PS, IO, 6.189s, 2038	93,175,247	14,118,234
IFB Ser. 10-20, Class SC, IO, 5.889s, 2040	211,536,188	31,783,312
IFB Ser. 10-76, Class SH, IO, 5.85s, 2040	23,536,458	3,484,573
IFB Ser. 10-113, Class DS, IO, 5.839s, 2039	25,742,619	3,494,818
IFB Ser. 10-151, Class SN, IO, 5.819s, 2039	92,475,597	13,280,421
IFB Ser. 10-158, Class SA, IO, 5.79s, 2040	89,724,877	14,108,340
IFB Ser. 10-151, Class SA, IO, 5.789s, 2040	47,606,707	7,213,368
IFB Ser. 10-113, Class SM, IO, 5.789s, 2040	17,237,589	2,297,598
IFB Ser. 10-116, Class SL, IO, 5.789s, 2039	33,218,905	4,923,855
IFB Ser. 10-85, Class SN, IO, 5.679s, 2040	74,866,291	10,634,008
IFB Ser. 10-116, Class SA, IO, 5.639s, 2040	103,383,469	14,568,641
IFB Ser. 10-68, Class MS, IO, 5.589s, 2040	34,455,482	4,242,842
IFB Ser. 10-58, Class AI, IO, 5.509s, 2040	149,423,979	18,456,850
IFB Ser. 10-20, Class SD, IO, 5.419s, 2040	61,825,229	8,296,328
Ser. 09-101, Class IL, IO, 5s, 2038	16,407,936	2,823,149
Ser. 10-98, Class HI, IO, 5s, 2038	41,914,162	6,882,305
Ser. 10-43, Class JI, IO, 5s, 2037	32,027,431	5,178,836
Ser. 09-95, Class DI, IO, 5s, 2035	72,824,357	8,607,111
Ser. 10-142, Class ID, IO, 4 1/2s, 2040	56,948,040	7,403,245
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	71,689,333	12,906,231
Ser. 10-103, Class IM, IO, 4 1/2s, 2039	53,330,221	8,370,712
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	50,317,790	7,948,198
Ser. 10-104, Class NI, IO, 4 1/2s, 2038	41,816,245	6,764,196
Ser. 10-151, Class AI, IO, 4 1/2s, 2037	27,667,470	4,557,939
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	24,417,553	3,218,722
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	29,982,048	3,802,426
Ser. 06-36, Class OD, PO, zero %, 2036	102,016	92,226
Ser. 06-64, PO, zero %, 2034	190,384	159,591
Ser. 99-31, Class MP, PO, zero %, 2029	18,318	16,715
FRB Ser. 07-73, Class KI, IO, zero %, 2037	850,838	8,508
FRB Ser. 07-73, Class KM, zero %, 2037	85,219	80,897

FRB Ser. 07-16, Class WF, zero %, 2037	80,339	80,053
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.282s, 2039	460,469,034	9,179,471
GSC Capital Corp. Mortgage Trust FRB Ser. 06-2,
Class A1, 0.441s, 2036	3,708,819	1,890,997
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.961s, 2035	359,006	51,607
Ser. 05-RP3, Class 1AS, IO, 5.357s, 2035	6,873,309	768,239
FRB Ser. 05-RP3, Class 1AF, 0.611s, 2035	6,873,309	5,807,946
FRB Ser. 05-RP1, Class 1AF, 0.611s, 2035	359,006	306,053
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.915s, 2037	12,379,646	8,789,548
IMPAC CMB Trust FRB Ser. 05-4, Class 1A1A, 0.801s, 2035	15,023,062	11,342,412
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.371s, 2037	5,859,470	3,281,303
IndyMac Inda Mortgage Loan Trust FRB Ser. 07-AR7,
Class 1A1, 5.874s, 2037	6,067,879	5,161,489
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.525s, 2037	5,706,369	3,709,140
FRB Ser. 06-AR25, Class 5A1, 5.492s, 2036	3,160,952	1,874,095
FRB Ser. 06-AR25, Class 3A1, 5.476s, 2036	7,830,727	4,580,975
FRB Ser. 07-AR9, Class 2A1, 5.402s, 2037	5,826,196	3,961,813
FRB Ser. 06-AR3, Class 2A1A, 5.288s, 2036	25,644,099	14,104,254
FRB Ser. 07-AR13, Class 4A1, 5.173s, 2037	7,372,786	3,849,977
FRB Ser. 07-AR5, Class 2A1, 5.114s, 2037	10,401,834	5,955,050
FRB Ser. 06-AR3, Class 3A1B, 5.098s, 2036	6,400,527	4,160,343
FRB Ser. 07-AR7, Class 2A1, 4.895s, 2037	5,803,679	3,279,079
FRB Ser. 07-AR11, Class 1A1, 4.811s, 2037	4,103,415	2,338,947
FRB Ser. 05-AR31, Class 3A1, 3.081s, 2036	9,993,617	6,845,627
FRB Ser. 06-AR27, Class 2A2, 0.461s, 2036	8,947,923	6,509,614
FRB Ser. 06-AR41, Class A3, 0.441s, 2037	22,034,112	10,686,544
FRB Ser. 06-AR35, Class 2A1A, 0.431s, 2037	19,768,128	10,612,124
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.896s, 2036	3,730,487	2,909,780
FRB Ser. 06-A6, Class 1A1, 0.421s, 2036	4,527,854	2,649,280
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 07-CB20, Class X1, IO, 0.156s, 2051	289,558,101	2,885,939
Ser. 05-LDP5, Class X1, IO, 0.076s, 2044	1,967,783,204	6,948,242
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	1,960,723	1,483,877
Ser. 98-C4, Class J, 5.6s, 2035	3,535,000	3,253,968
Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1,
0.441s, 2036	15,603,622	9,674,246
Merrill Lynch Alternative Note Asset FRB Ser. 07-AF1,
Class AV1, 5.296s, 2037	8,040,594	4,341,921
Merrill Lynch Mortgage Investors Trust
FRB Ser. 06-A4, Class 3A1, 5.248s, 2036	18,406,730	11,423,272
FRB Ser. 06-A1, Class 1A1, 3.793s, 2036	18,439,927	11,242,823
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 2.934s, 2035	671,449	523,430
Ser. 96-C2, Class JS, IO, 2.286s, 2028	5,261,131	210,445
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	1,006,000	1,059,164
FRB Ser. 07-C1, Class A2, 5.722s, 2050	6,757,000	7,027,227
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-7, Class ASB, 5.745s, 2050	4,138,000	4,339,454
FRB Ser. 06-4, Class A2FL, 0.382s, 2049	6,685,826	6,485,251
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.172s, 2049	208,718,953	2,600,638
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.975s, 2037	6,308,331	599,291
Ser. 07-C5, Class X, IO, 4.655s, 2049	10,392,300	865,679
Morgan Stanley Capital I Ser. 07-IQ14, Class A2,
5.61s, 2049	133,000	138,375
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	13,869,752	11,338,522
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.582s, 2036	10,417,045	7,422,145
FRB Ser. 07-14AR, Class 6A1, 5.297s, 2037	33,925,970	22,051,880
FRB Ser. 07-11AR, Class 2A1, 5.271s, 2037	16,282,908	8,141,454
FRB Ser. 07-15AR, Class 2A1, 5.189s, 2037	15,985,438	10,947,308
Ser. 06-6AR, Class 2A, 3.497s, 2036	7,491,671	4,644,836
Ser. 05-5AR, Class 2A1, 3.024s, 2035	5,233,507	3,598,036
FRB Ser. 06-1AR, Class 1A1, 0.541s, 2036	7,921,129	4,356,621
FRB Ser. 06-5AR, Class A, 0.511s, 2036	29,164,592	16,040,526
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.731s, 2012	11,709	148
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	880,000	44,000
Residential Accredit Loans, Inc.
FRB Ser. 07-QS5, Class A5, 0.561s, 2037	36,282,175	16,315,731
FRB Ser. 07-QA4, Class A1B, 0.471s, 2037	12,160,968	5,594,045
FRB Ser. 06-QA4, Class A, 0.441s, 2036	10,166,196	4,778,112
Residential Asset Securitization Trust
Ser. 06-A13, Class A1, 6 1/4s, 2036	7,909,959	5,576,521
Ser. 07-A5, Class 2A3, 6s, 2037	9,975,186	7,581,141
Ser. 06-A5CB, Class A6, 6s, 2036	9,565,703	5,721,486
FRB Ser. 05-A13, Class 1A1, 0.961s, 2035	6,644,121	4,451,561
FRB Ser. 05-A2, Class A1, 0.761s, 2035	6,005,803	4,624,841
STRIPS 144A Ser. 03-1A, Class N, 5s, 2018	1,590,000	1,287,900
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	12,295,715	6,689,637
FRB Ser. 06-4, Class 6A, 5.701s, 2036	8,208,244	6,156,183
FRB Ser. 06-9, Class 1A1, 5.297s, 2036	3,543,899	2,129,199
FRB Ser. 05-18, Class 6A1, 2.829s, 2035	9,459,734	7,520,488
FRB Ser. 07-4, Class 1A1, 0.501s, 2037	14,447,883	7,223,941
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.989s, 2045	141,605,684	19,099,898

Ser. 07-4, Class 1A4, IO, 1s, 2045		75,659,563	2,379,098
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.609s, 2035		20,141,741	2,340,343
Ser. 05-RF3, Class 1A, IO, 5.426s, 2035		17,833,367	2,418,650
FRB Ser. 05-RF3, Class 1A, 0.611s, 2035		17,833,367	14,801,695
FRB Ser. 05-RF1, Class A, 0.611s, 2035		20,141,741	16,516,227
Ursus PLC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)	GBP	1,294,410	141,309
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	41
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.739s, 2049		$22,039,000	23,157,038
Ser. 07-C34, IO, 0.37s, 2046		78,884,949	1,235,338
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.56s, 2018		3,292,000	1,975,200

Total mortgage-backed securities (cost $1,686,119,571)			$1,781,411,409

CORPORATE BONDS AND NOTES (27.9%)(a)
		Principal amount	Value

Basic materials (2.4%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		$2,683,000	$2,803,735
Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		2,317,000	2,409,680
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		2,505,000	2,586,413
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		917,000	974,313
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.302s, 2013 (Netherlands)		1,099,000	1,052,293
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		3,735,000	3,940,425
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		3,548,000	3,651,012
FMG Resources August 2006 Pty, Ltd. 144A sr. notes
6 7/8s, 2018 (Australia)		2,935,000	2,931,681
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		2,286,000	2,520,315
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017		2,315,000	2,465,475
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		230,000	237,475
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		560,000	586,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		1,725,000	1,843,594
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		2,229,000	2,357,168
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		2,290,000	2,473,200
Ineos Finance PLC 144A company guaranty sr. notes
9 1/4s, 2015 (United Kingdom)	EUR	1,150,000	1,633,999
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		$2,425,000	2,594,750
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	2,118,000	2,565,103
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	4,597,000	6,154,992
Lyondell Chemical Co. sr. notes 11s, 2018		$8,450,000	9,569,625
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		3,298,000	3,648,413
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		2,360,000	2,634,350
Momentive Performance Materials, Inc. 144A notes 9s,
2021		3,930,000	4,146,150
Nalco Co. 144A sr. notes 6 5/8s, 2019		905,000	925,363
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		1,158,000	1,088,520
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		2,471,000	2,535,864
Novelis, Inc. 144A company guaranty sr. notes 8 3/4s,
2020		2,725,000	2,827,188
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		720,000	725,400
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	3,742,000	5,737,746
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$2,140,000	2,475,877
Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		900,000	912,375
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	465,000	636,815
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		$3,480,000	4,043,739
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		2,558,000	2,623,122
Sealed Air Corp. 144A sr. unsec. bonds 6 7/8s, 2033		1,074,000	1,007,033
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.3s, 2015 (Germany)	EUR	1,050,000	1,327,840
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,385,000	1,419,625
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		1,710,000	1,872,450
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		1,792,000	1,917,440
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		2,666,000	2,812,630
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		1,251,000	1,319,805
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		4,212,000	5,475,600
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		1,000	1,238
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		2,370,000	2,482,575
Tube City IMS Corp. company guaranty sr. unsec. sub.

notes 9 3/4s, 2015		575,000	595,125
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		895,000	877,100
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		1,145,000	1,213,700
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		1,035,000	1,037,588
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		3,787,000	4,156,233
			117,828,752

Capital goods (1.4%)
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		2,860,000	2,938,650
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		2,229,000	2,309,801
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		3,717,440	4,052,010
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		2,215,000	2,347,900
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	500,000	676,257
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	685,000	948,757
Baldor Electric Co. company guaranty 8 5/8s, 2017		$1,445,000	1,618,400
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		4,640,000	4,779,200
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		522,000	523,305
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		2,710,000	2,682,900
Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		1,795,000	1,830,900
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		381,000	404,336
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	475,000	662,597
Darling International, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2018		$555,000	578,588
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		355,000	372,750
Impress Holdings BV company guaranty sr. bonds FRB
Ser. REGS, 4.11s, 2013 (Netherlands)	EUR	816,000	1,089,030
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		$1,710,000	1,893,825
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,734,000	3,200,098
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		1,335,000	1,475,175
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		1,445,000	1,473,900
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	1,430,000	1,832,274
Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	3,217,000	4,711,254
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		$1,410,000	1,491,075
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	2,660,000	3,722,638
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		$955,000	989,619
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		1,600,000	1,628,000
Ryerson, Inc. company guaranty sr. notes 12s, 2015		3,284,000	3,439,990
Tenneco, Inc. 144A company guaranty sr. notes 6 7/8s,
2020		1,830,000	1,871,175
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		820,000	869,200
Terex Corp. sr. unsec. sub. notes 8s, 2017		3,483,000	3,517,830
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		3,130,000	3,227,813
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		1,587,000	1,690,155
TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		2,805,000	2,903,175
			67,752,577

Communication services (3.2%)
Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018		940,000	968,200
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		1,558,504	1,858,516
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		2,450,000	2,535,750
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		1,561,000	1,631,245
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		804,000	797,970
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		740,000	701,150
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2017		375,000	388,125
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		4,235,000	4,563,213
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		2,065,000	2,212,131
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		4,740,000	4,917,750
Cricket Communications, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2020		3,625,000	3,452,813
CSC Holdings LLC sr. notes 6 3/4s, 2012		364,000	378,105
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		5,803,000	6,376,046
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		4,769,000	4,888,225
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		2,405,000	2,639,488
Frontier Communications Corp. sr. unsec. notes 8 1/8s,

2018		5,296,000	5,799,120
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		2,005,000	2,105,250
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		2,660,000	2,686,600
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		6,131,000	6,774,755
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		2,801,000	3,053,090
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		5,872,000	6,033,480
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		3,375,000	3,349,688
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		386,000	393,720
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		5,504,000	5,696,640
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		1,774,000	1,689,735
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		4,595,000	5,088,963
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018		2,002,000	2,057,055
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		3,406,000	3,635,905
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		2,195,000	2,271,825
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		1,530,000	1,549,125
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014		2,400,000	2,430,000
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		610,000	683,200
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,497,000	2,699,881
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,375,000	1,443,750
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		3,850,000	4,206,125
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		1,130,000	1,223,225
Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,610,000	3,158,750
Sprint Capital Corp. notes 8 3/8s, 2012		2,495,000	2,638,463
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		9,600,000	10,296,000
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		3,527,000	3,407,964
Sunrise Communications Holdings SA 144A company
guaranty sr. notes 8 1/2s, 2018 (Luxembourg)	EUR	730,000	1,026,565
Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	EUR	495,000	694,931
Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	CHF	540,000	604,240
TDC A/S sr. unsec. unsub. bonds 5 7/8s, 2015 (Denmark)	EUR	374,000	541,837
Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	2,398,000	3,617,493
Unitymedia Hessen/NRW 144A company guaranty sr. notes
8 1/8s, 2017 (Germany)	EUR	1,624,000	2,298,523
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	1,990,000	2,932,689
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	242,000	428,664
Virgin Media Secured Finance PLC company guaranty sr.
notes 7s, 2018 (United Kingdom)	GBP	2,255,000	3,727,792
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 3/8s, 2018 (Netherlands)	EUR	4,110,000	5,547,456
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, 12 1/4s, 2017 (Luxembourg) (PIK)	EUR	231,462	350,390
Windstream Corp. company guaranty 8 5/8s, 2016		$7,727,000	8,132,668
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		710,000	745,500
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		2,884,000	3,031,805
			156,361,589

Conglomerates (--%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		1,096,000	1,191,900
SPX Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2017		750,000	796,875
			1,988,775

Consumer cyclicals (4.7%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		1,126,000	1,249,860
Affinia Group, Inc. 144A sr. sub. notes 9s, 2014		930,000	955,575
Affinion Group, Inc. company guaranty 11 1/2s, 2015		1,615,000	1,679,600
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		5,155,000	5,026,125
AMC Entertainment Holdings, Inc. 144A sr. sub. notes
9 3/4s, 2020		3,750,000	3,900,000
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		1,998,000	2,017,980
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		2,955,000	2,903,288
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		1,135,000	1,152,025
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		2,915,000	3,119,050
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		2,870,000	2,963,275
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019		1,445,000	1,372,750
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014		3,635,000	3,707,700
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		793,000	802,913
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		1,185,000	1,211,663
Building Materials Corp. 144A sr. notes 7s, 2020		2,425,000	2,491,688

Building Materials Corp. 144A sr. notes 6 7/8s, 2018		830,000	821,700
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		2,960,000	3,056,200
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		855,000	920,194
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		1,500,000	1,451,250
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		590,000	579,675
Citadel Broadcasting Corp. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		740,000	765,900
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		1,854,000	1,659,330
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		6,119,000	6,700,305
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		685,000	736,375
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		6,495,000	6,884,700
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		588,000	651,945
DISH DBS Corp. company guaranty 7 1/8s, 2016		2,345,000	2,421,213
DISH DBS Corp. company guaranty 6 5/8s, 2014		6,614,000	6,862,025
DR Horton, Inc. sr. notes 7 7/8s, 2011		140,000	144,200
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		1,695,000	1,898,400
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021		1,264,000	1,232,400
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		575,000	611,345
Gateway Casinos & Entertainment, Ltd. 144A company
guaranty sr. notes 8 7/8s, 2017	CAD	730,000	756,237
Giraffe Acquisition Corp. 144A sr. unsec. notes
9 1/8s, 2018		$1,090,000	1,136,325
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		1,667,000	1,900,380
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		1,000,000	1,007,500
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)		900,000	974,648
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		1,410,000	1,551,110
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		3,122,000	3,102,488
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		970,000	1,040,325
Hanesbrands, Inc. 144A company guaranty sr. notes
6 3/8s, 2020		3,316,000	3,150,200
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		1,775,000	1,619,688
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		5,125,000	5,765,625
Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 (R)		2,400,000	2,451,000
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		5,265,000	5,765,175
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		1,780,000	1,744,400
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	807,000	1,114,118
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	265,000	365,035
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$3,760,000	3,962,100
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		655,000	753,250
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		3,205,000	3,429,350
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		2,960,000	3,219,000
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		5,167,000	5,296,175
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		340,000	358,700
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		3,245,000	3,350,463
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		750,000	793,125
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	1,567,000	2,036,540
M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018		$1,000,000	1,010,000
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		2,075,000	2,212,469
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		1,765,000	231,656
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		1,295,000	1,411,550
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		2,525,000	2,619,688
Navistar International Corp. sr. notes 8 1/4s, 2021		3,123,000	3,372,840
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015		3,230,000	3,383,425
Nielsen Finance, LLC/Nielson Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018		1,790,000	1,852,650
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		5,455,000	5,727,750
Nortek, Inc. company guaranty sr. notes 11s, 2013		2,734,519	2,912,263
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		1,443,000	1,489,898
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		5,347,000	6,255,990
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		2,466,000	2,718,765
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		1,713,000	1,747,260

PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018		1,280,000	1,348,800
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		1,085,000	1,144,675
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		2,900,000	3,161,000
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		1,295,000	1,298,238
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		1,286,000	1,263,495
Roofing Supplay Group, LLC/Roofing Supply Finance,
Inc. 144A sr. notes 8 5/8s, 2017		2,533,000	2,608,990
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		3,139,000	3,013,440
Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s,
2020		1,825,000	1,825,000
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		525,000	536,813
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		1,700,000	1,921,000
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		1,678,000	1,564,735
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		617,000	637,053
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		3,403,000	3,819,868
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		206,000	216,300
Standard Pacific Corp. 144A company guaranty sr.
unsec. notes 8 3/8s, 2021		1,855,000	1,799,350
Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		375,000	394,688
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017		2,265,000	2,434,875
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		3,335,000	3,801,900
Toys R Us - Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		505,000	523,938
Travelport LLC company guaranty 11 7/8s, 2016		2,830,000	2,780,475
Travelport LLC company guaranty 9 7/8s, 2014		958,000	932,853
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		1,005,000	973,594
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,395,000	1,941,374
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$2,500,000	2,693,750
TVN Finance Corp. III AB 144A company guaranty sr.
unsec. notes 7 7/8s, 2018 (Sweden)	EUR	270,000	345,243
TVN Finance Corp. PLC company guaranty sr. unsec. Ser.
REGS, 10 3/4s, 2017 (United Kingdom)	EUR	390,000	588,620
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	1,112,000	1,678,321
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		$2,565,000	2,725,313
Univision Communications, Inc. 144A company guaranty
sr. unsec. unsub. notes 9 3/4s, 2015 (PIK)		1,797,089	1,940,856
Univision Communications, Inc. 144A sr. notes 7 7/8s,
2020		1,019,000	1,069,950
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016		2,240,000	2,402,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		1,160,000	1,255,700
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		1,831,000	2,178,890
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		3,182,000	3,285,415
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		1,680,000	1,747,200
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		2,428,000	2,673,835
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)		331,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		966,000	--
			230,067,757

Consumer staples (1.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2015	BRL	16,800,000	10,361,628
Archibald Candy Corp. company guaranty 10s, 2011 (In
default) (F)(NON)		$562,539	18,001
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		1,293,000	1,393,208
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		3,077,000	3,138,540
Blue Acquisition Sub., Inc. 144A company guaranty sr.
unsec. notes 9 7/8s, 2018		2,242,000	2,387,730
Bumble Bee Acquisition Corp. 144A company guaranty sr.
notes 9s, 2017		1,990,000	2,069,600
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		2,243,000	2,271,038
CKE Restaurants, Inc. company guaranty sr. notes
11 3/8s, 2018		2,290,000	2,536,175
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		2,193,000	2,321,839
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		2,401,000	2,545,060
Dean Foods Co. company guaranty 7s, 2016		2,498,000	2,291,915
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		1,390,000	1,473,400
Dole Food Co. 144A sr. sec. notes 8s, 2016		1,710,000	1,804,050
Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		996,000	1,005,960
EC Finance PLC company guaranty sr. bonds Ser. REGS,
9 3/4s, 2017 (United Kingdom)	EUR	624,000	902,025
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.6s, 2013 (France)	EUR	331,000	422,888

Hertz Corp. company guaranty 8 7/8s, 2014		$1,790,000	1,830,275
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		800,000	830,000
Hertz Holdings Netherlands BV sr. sec. bonds Ser.
REGS, 8 1/2s, 2015 (Netherlands)	EUR	1,000,000	1,442,384
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	2,129,000	3,070,835
Landry's Restaurants, Inc. 144A company guaranty sr.
notes 11 5/8s, 2015		$911,000	972,493
Libbey Glass, Inc. 144A sr. notes 10s, 2015		638,000	685,850
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		1,405,000	1,454,175
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		900,000	931,500
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		3,675,000	3,532,594
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		1,114,000	946,900
Rite Aid Corp. company guaranty sr. unsub. notes 8s,
2020		595,000	619,544
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		1,410,000	1,522,800
Service Corporation International sr. notes 7s, 2019		970,000	970,000
Service Corporation International sr. notes 7s, 2017		3,136,000	3,198,720
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017		1,451,000	1,548,943
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		3,865,000	4,454,413
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		3,360,000	3,691,800
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,922,000	3,926,903
SUPERVALU, Inc. sr. unsec. notes 8s, 2016		2,360,000	2,259,700
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		2,070,000	2,447,775
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020		900,000	915,750
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016		3,525,000	3,824,625
West Corp. 144A sr. notes 7 7/8s, 2019		2,430,000	2,472,525
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		1,417,000	1,502,020
			85,995,581

Energy (5.0%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		4,895,000	5,237,685
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		2,960,000	3,224,349
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		3,630,000	3,829,650
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		3,278,000	3,310,780
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		643,000	607,635
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		3,619,000	3,908,520
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018		4,411,000	4,543,330
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		3,970,000	4,029,550
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		1,640,000	1,730,200
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		5,240,000	5,908,100
Complete Production Services, Inc. company guaranty
8s, 2016		1,657,000	1,714,995
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)		817,887	674,757
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		3,204,000	3,220,020
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		2,145,000	2,321,963
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		1,479,000	1,597,320
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		8,151,000	8,680,815
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		4,552,000	4,876,330
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		3,793,000	4,115,405
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,870,000	1,935,450
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		4,846,000	4,736,965
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		2,500,000	2,387,500
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	3,897,850
Frac Tech Services, LLC/Frac Tech Finance, Inc 144A
company guaranty sr. notes 7 1/8s, 2018		2,260,000	2,293,900
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		1,810,000	1,882,400
Gazprom Via Gaz Capital SA 144A company guaranty sr.
unsec. bond 8.146s, 2018 (Russia)		740,000	852,791
Gazprom Via Gaz Capital SA 144A sr. sec. bond 9 1/4s,
2019 (Russia)		3,305,000	4,045,353
Gazprom Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)		1,090,000	1,111,800
Gazprom Via Gaz Capital SA 144A sr. unsec. notes
7.288s, 2037 (Russia)		1,280,000	1,331,200
Gazprom Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)		8,525,000	10,129,661
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		2,440,000	2,507,100
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		3,379,000	3,379,000
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		1,775,000	1,801,625
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	773,000	1,264,808
KazMunaiGaz Finance Sub BV 144A notes 7s, 2020

(Kazakhstan)	$1,500,000	1,560,000
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	825,000	870,375
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)	2,380,000	2,415,700
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)	2,920,000	3,147,731
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	4,646,000	4,704,075
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	2,650,000	2,703,000
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	1,245,000	1,350,825
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	2,535,000	1,806,188
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	2,030,000	1,433,688
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	2,255,000	2,226,813
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	1,885,000	1,889,713
Peabody Energy Corp. company guaranty 7 3/8s, 2016	8,163,000	9,060,930
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	208,000	222,040
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)	1,140,000	1,159,943
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)	1,500,000	1,523,589
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)	1,575,000	1,858,500
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)	3,375,000	3,534,953
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	1,350,000	1,539,000
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)	27,200,000	15,572,000
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)	3,200,000	1,480,000
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)	3,000,000	1,432,500
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)	7,960,000	7,601,800
Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	5,000,000	2,625,000
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)	20,000,000	12,500,000
Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)	16,505,000	9,242,800
Petroleos Mexicanos company guaranty sr. unsec. unsub.
notes 5 1/2s, 2021 (Mexico)	10,500,000	10,631,250
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)	1,165,000	1,398,000
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)	2,295,208	2,297,825
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,465,000	1,640,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	2,900,000	3,023,250
Plains Exploration & Production Co. company guaranty
7s, 2017	580,000	595,950
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016	1,180,000	1,318,650
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)	2,790,000	3,306,150
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)	2,100,000	2,467,500
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,710,000	1,992,150
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	1,640,000	1,691,250
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	3,321,000	3,586,680
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	2,885,000	2,704,688
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	4,810,000	4,882,150
Williams Cos., Inc. (The) notes 7 3/4s, 2031	844,000	951,916
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	1,115,000	1,316,076
		244,354,255

Financials (5.1%)
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012	212,000	219,420
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012	1,379,000	1,441,055
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012	1,304,000	1,352,900
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	4,595,000	5,054,500
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011	237,000	243,518
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.496s, 2014	168,000	156,314
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017	1,815,000	1,815,000
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	6,810,000	7,141,988
American General Finance Corp. sr. unsec. notes Ser.
MTNJ, 6.9s, 2017	4,155,000	3,355,163

American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058		2,043,000	2,175,405
Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Brazil)	BRL	1,745,000	1,033,089
Biz Finance PLC for Ukreximbank sr. unsec. unsub.
bonds 8 3/8s, 2015 (United Kingdom)		$3,400,000	3,512,778
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.086s, 2012		3,218,438	3,171,892
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037		1,331,000	1,314,363
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017		1,000,000	1,158,750
CB Richard Ellis Services, Inc. 144A company guaranty
sr. unsec. notes 6 5/8s, 2020		1,235,000	1,235,000
CIT Group, Inc. sr. bonds 7s, 2017		9,339,000	9,362,348
CIT Group, Inc. sr. bonds 7s, 2016		8,229,000	8,259,859
CIT Group, Inc. sr. bonds 7s, 2015		1,390,000	1,393,475
CIT Group, Inc. sr. bonds 7s, 2014		913,000	922,130
CNO Financial Group, Inc. 144A company guaranty sr.
notes 9s, 2018		730,000	759,200
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017		1,100,000	1,292,500
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	1,092,000	1,327,220
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$375,000	375,938
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		270,000	273,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		4,410,000	4,410,000
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		2,500,000	2,596,525
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
4.06s, 2011	RUB	102,000,000	3,323,772
JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012	INR	76,000,000	1,734,928
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$860,000	937,400
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		3,482,000	3,586,460
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		4,365,000	3,870,096
MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038		935,000	1,099,794
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		1,543,000	1,666,440
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		3,159,000	3,230,078
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		2,376,000	2,355,210
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		20,610,000	20,398,541
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 3/4s, 2018 (Russia)		1,890,000	2,045,925
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 1/8s, 2014 (Russia)		6,575,000	7,002,375
Sabra Health Care LP/Sabra Capital Corp. 144A company
guaranty sr. notes 8 1/8s, 2018 (R)		1,260,000	1,300,950
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		1,398,000	1,479,154
State Bank of India/London 144A sr. unsec. notes
4 1/2s, 2015 (India)		1,665,000	1,700,181
UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015
(Cayman Islands)	EUR	1,771,000	2,006,745
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.161s, 2014		$245,000	214,375
Vnesheconombank (Veb Finance) 144A bank guaranteed
bonds 6.8s, 2025 (Russia)		12,300,000	12,269,250
VTB Bank Via VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)		4,335,000	4,454,213
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
7 1/2s, 2011 (Russia)		4,646,000	4,849,495
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		38,586,000	40,804,695
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		50,831,000	52,228,853
VTB Bank Via VTB Capital SA 144A sr. unsec. unsub.
notes 6.609s, 2012 (Russia)		12,594,000	13,374,198
VTB Bank Via VTB Capital SA 144A sr. unsec. unsub.
notes 6.465s, 2015 (Russia)		3,000,000	3,123,600
			254,410,433

Government (0.1%)
International Bank for Reconstruction & Development
sr. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014
(Supra-Nation)	RUB	123,450,000	3,946,908
			3,946,908

Health care (1.3%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	819,000	1,088,752
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		$2,985,000	3,261,113
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		1,610,000	1,706,600
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		4,043,000	4,245,150
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	865,000	1,171,093
ConvaTec Healthcare E SA 144A sr. unsec. notes
10 1/2s, 2018 (Luxembourg)		$2,750,000	2,787,813
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		595,000	589,050
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018		1,770,000	1,761,150

Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015		2,160,000	2,473,200
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021		2,181,000	2,181,000
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		7,361,000	7,885,471
HCA, Inc. sr. sec. notes 9 1/4s, 2016		5,814,000	6,202,811
HCA, Inc. sr. sec. notes 9 1/8s, 2014		2,248,000	2,357,590
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018		1,635,000	1,737,188
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,005,000	1,010,025
Select Medical Corp. company guaranty 7 5/8s, 2015		994,000	994,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		1,505,000	1,527,575
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		834,910	843,259
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		1,754,000	1,903,090
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018		1,683,000	1,960,695
Tenet Healthcare Corp. sr. notes 9s, 2015		6,935,000	7,697,850
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020		1,945,000	1,974,175
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)		935,000	942,013
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020		350,000	345,625
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018		900,000	893,250
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017		350,000	348,250
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		2,840,000	3,000,909
			62,888,697

Technology (1.2%)
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020		660,000	684,750
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015		881,000	896,418
Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019		2,080,000	2,147,600
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		470,000	474,700
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,503,000	1,487,970
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020		859,000	908,393
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017		2,376,000	2,500,740
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		5,989,285	5,674,848
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		3,287,000	3,130,868
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		1,028,000	899,500
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020		820,000	865,100
First Data Corp. 144A sr. bonds 12 5/8s, 2021		1,114,000	1,063,870
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		165,301	172,740
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		3,064,000	3,201,880
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		10,000	10,525
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018		6,198,000	6,957,255
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020		1,063,000	1,158,670
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		2,300,000	2,415,000
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		4,150,000	4,450,875
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)		1,695,000	1,762,800
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		3,543,000	3,985,875
Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)		2,399,000	2,428,988
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)		315,000	337,838
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		5,159,000	5,423,399
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020		2,637,000	2,669,963
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		4,390,000	5,268,000
			60,978,565

Transportation (0.2%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018		2,994,000	3,143,700
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	947,000	1,550,266
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	466,000	596,779
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		$1,912,000	2,100,810
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018		2,715,000	2,843,963
			10,235,518

Utilities and power (1.6%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		6,390,000	6,757,425
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		1,730,000	1,751,625
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		4,592,000	4,592,000
Cenrais Electricas Brasileiras SA 144A sr. unsec.
unsub. notes 6 7/8s, 2019 (Brazil)		500,000	565,000
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		2,495,000	2,540,631
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		6,270,000	4,185,225
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		654,000	562,440
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		305,000	298,900
Edison Mission Energy sr. unsec. notes 7.2s, 2019		605,000	467,363
Edison Mission Energy sr. unsec. notes 7s, 2017		90,000	71,325
El Paso Corp. sr. unsec. notes 7s, 2017		4,710,000	4,970,534
El Paso Natural Gas Co. debs. 8 5/8s, 2022		2,976,000	3,625,717
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		8,180,000	8,415,363
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		3,920,000	4,042,590
Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020		1,927,000	1,984,810
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		3,475,000	3,448,938
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018		530,000	526,688
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		490,000	523,075
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011		61,000	61,306
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		2,575,000	3,009,531
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		7,660,000	8,826,465
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		530,000	537,950
Mirant North America, LLC company guaranty 7 3/8s, 2013		1,495,000	1,523,166
NRG Energy, Inc. company guaranty 7 3/8s, 2017		4,975,000	5,074,500
NRG Energy, Inc. sr. notes 7 3/8s, 2016		6,949,000	7,122,725
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		1,370,000	1,376,850
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		955,000	985,504
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		520,000	549,869
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	819,000	1,106,603
			79,504,118

Total corporate bonds and notes (cost $1,337,335,309)			$1,376,313,525

ASSET-BACKED SECURITIES (13.9%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.391s, 2037		$37,945,000	$28,126,731
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.411s, 2036		478,000	295,522
FRB Ser. 06-HE3, Class A2C, 0.411s, 2036		429,000	208,893
Aegis Asset Backed Securities Trust FRB Ser. 04-2,
Class M1, 0.861s, 2034		5,998,000	4,473,032
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.421s, 2036		323,131	220,375
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.136s, 2034		295,811	62,734
Bombardier Capital Mortgage Securitization Corp. Ser.
00-A, Class A4, 8.29s, 2030		4,045,731	2,892,698
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-NC2, Class A2B, 0.421s, 2036		51,315,982	25,144,831
FRB Ser. 07-OPX1, Class A1A, 0.331s, 2037		3,853,304	1,524,714
Conseco Finance Securitizations Corp.
Ser. 00-5, Class A7, 8.2s, 2032		452,253	395,722
Ser. 00-1, Class A5, 8.06s, 2031		2,871,651	2,282,963
Ser. 00-4, Class A5, 7.97s, 2032		1,184,103	929,521
Ser. 00-6, Class A5, 7.27s, 2031		3,835,210	3,931,090
Ser. 01-3, Class A4, 6.91s, 2033		49,351,390	50,831,932
FRB Ser. 01-4, Class M1, 2.008s, 2033		2,391,000	1,254,327
Countrywide Asset Backed Certificates
Ser. 07-4, Class A2, 5.53s, 2037		6,569,000	5,823,419
FRB Ser. 07-12, Class 2A2, 0.761s, 2047		7,545,000	5,790,788
FRB Ser. 06-BC1, Class 2A3, 0.551s, 2036		9,191,000	6,341,790
FRB Ser. 07-3, Class 2A3, 0.471s, 2047		18,934,000	6,579,565
FRB Ser. 07-8, Class 2A3, 0.451s, 2037		21,517,000	8,251,770
FRB Ser. 07-3, Class 2A2, 0.431s, 2047		12,945,000	9,560,400
FRB Ser. 07-6, Class 2A2, 0.431s, 2037		7,600,000	5,855,040
FRB Ser. 06-23, Class 2A3, 0.431s, 2037		18,782,000	9,901,213
FRB Ser. 06-8, Class 2A3, 0.421s, 2046		8,980,000	5,567,600
FRB Ser. 06-22, Class 2A3, 0.421s, 2034		18,896,000	9,406,429
FRB Ser. 06-24, Class 2A3, 0.411s, 2047		50,197,000	23,090,620
FRB Ser. 06-21, Class 2A3, 0.411s, 2037		11,081,000	5,595,905
FRB Ser. 07-1, Class 2A3, 0.401s, 2037		52,684,500	20,020,110
FRB Ser. 07-1, Class 2A2, 0.361s, 2037		22,408,502	17,646,695
Credit-Based Asset Servicing and Securitization
FRB Ser. 07-CB1, Class AF4, 5.851s, 2037		8,779,000	4,389,500
FRB Ser. 07-CB3, Class A4, 5.419s, 2037		10,434,000	5,582,190
FRB Ser. 06-CB9, Class A2, 0.371s, 2036		19,187,000	8,787,646
FRB Ser. 07-CB1, Class AF1A, 0.331s, 2037		3,705,674	1,357,500
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		3,565,451	534,818
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.501s, 2036		13,043,295	6,637,511
FRB Ser. 07-FF1, Class A2D, 0.481s, 2038		10,316,000	5,028,710
FRB Ser. 06-FF18, Class A2D, 0.471s, 2037		11,802,000	5,723,970

FRB Ser. 06-FF18, Class A2C, 0.421s, 2037		38,543,000	19,656,930
FRB Ser. 06-FF13, Class A2C, 0.421s, 2036		15,579,000	7,633,710
FRB Ser. 06-FF11, Class 2A3, 0.411s, 2036		15,794,000	9,535,312
FRB Ser. 06-FF7, Class 2A3, 0.411s, 2036		4,385,434	2,929,010
FRB Ser. 07-FF1, Class A2C, 0.401s, 2038		15,718,000	7,448,965
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.591s, 2036		1,107,000	626,265
FRB Ser. 06-2, Class 2A3, 0.431s, 2036		1,320,000	800,250
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.261s,
2037		614,000	104,380
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.55s, 2043 (F)	EUR	10,080,000	6,728,453
FRB Ser. 03-2, Class 3C, 3.29s, 2043 (F)	GBP	4,838,514	3,229,730
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,412,289	5,161,893
Ser. 94-4, Class B2, 8.6s, 2019		2,435,352	1,252,603
Ser. 93-1, Class B, 8.45s, 2018		1,090,147	893,914
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,884,315
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,721,561
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,576,178
Ser. 95-F, Class B2, 7.1s, 2021		120,583	115,853
Ser. 99-3, Class A7, 6.74s, 2031		2,466,604	2,503,603
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		109,881	94,005
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		10,454,084	10,767,706
GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.501s, 2036		6,353,725	3,510,433
FRB Ser. 06-11, Class 2A2, 0.421s, 2036		16,021,226	8,491,250
FRB Ser. 07-4, Class A1, 0.361s, 2037		37,461,434	17,951,658
FRB Ser. 06-19, Class A1, 0.351s, 2036		13,467,961	6,599,301
FRB Ser. 06-17, Class A1, 0.321s, 2036		39,533,586	19,371,457
FRB Ser. 06-16, Class A1, 0.321s, 2036		13,421,961	7,449,188
FRB Ser. 06-12, Class A1, 0.311s, 2036		24,427,958	12,345,890
GSAMP Trust
FRB Ser. 07-FM1, Class A2D, 0.511s, 2036		24,247,000	10,389,840
FRB Ser. 07-FM1, Class A2C, 0.431s, 2036		13,499,000	5,716,827
FRB Ser. 07-HE2, Class A2A, 0.381s, 2047		3,987,681	3,750,414
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.261s, 2030		2,539,442	63,486
FRB Ser. 05-1A, Class E, 2.061s, 2030		521,030	78,155
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.786s, 2036		239,969	143,981
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.591s, 2036		551,000	450,057
HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1,
Class 2A1, 0.311s, 2036		2,479,927	1,831,426
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 06-FRE1, Class A4, 0.551s, 2035		470,000	317,580
FRB Ser. 06-WMC3, Class A4, 0.411s, 2036		13,352,383	5,545,245
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		4,613,326	3,506,128
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037		14,588,213	6,819,990
FRB Ser. 07-1, Class 1A3, 0.381s, 2037		56,365,385	23,180,265
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.881s, 2035		1,150,000	790,571
FRB Ser. 06-4, Class 2A4, 0.521s, 2036		532,000	206,229
FRB Ser. 06-WL1, Class 2A3, 0.501s, 2046		24,460,690	17,734,000
FRB Ser. 06-6, Class 2A3, 0.411s, 2036		14,022,000	5,689,525
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.511s, 2032		6,357,565	5,721,809
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.411s, 2036		243,492	141,569
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 07-1, Class A2C, 0.511s, 2037		33,505,000	16,249,925
FRB Ser. 07-1, Class A2B, 0.431s, 2037		15,726,031	8,665,043
Merrill Lynch Mortgage Investors Trust FRB Ser.
07-HE1, Class A2B, 0.431s, 2037		15,242,428	5,540,562
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		877,880	822,100
Morgan Stanley Capital, Inc.
FRB Ser. 04-HE8, Class B3, 3.461s, 2034		382,852	51,650
FRB Ser. 06-HE3, Class A2D, 0.511s, 2036		22,240,000	9,202,912
FRB Ser. 06-WMC2, Class A2C, 0.411s, 2036		13,781,565	5,263,180
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 3.292s, 2038		2,000,000	965,200
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	729,747
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	722,577
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.421s, 2036		550,358	286,353
FRB Ser. 06-2, Class A2C, 0.411s, 2036		663,000	385,716
FRB Ser. 06-6, Class A2B, 0.361s, 2037		11,221,333	7,312,718
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		5,320,272	5,346,873
Ser. 00-D, Class A4, 7.4s, 2030		9,763,000	6,492,395
Ser. 02-B, Class A4, 7.09s, 2032		2,993,661	2,907,456
Ser. 99-B, Class A4, 6.99s, 2026		5,431,072	5,268,139
Ser. 01-D, Class A4, 6.93s, 2031		136,369	109,436
Ser. 01-C, Class A2, 5.92s, 2017		7,470,048	3,809,724
Ser. 02-C, Class A1, 5.41s, 2032		7,738,985	7,429,425
Ser. 01-C, Class A1, 5.16s, 2012		669,316	318,692
Ser. 01-E, Class A2, 5.05s, 2031		5,044,638	3,909,595
Ser. 02-A, Class A2, 5.01s, 2020		334,517	291,344
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		476,176	457,129
FRB Ser. 01-B, Class A2, 0.635s, 2018		202,703	177,711

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.451s, 2036		334,417	255,705
FRB Ser. 07-RZ1, Class A2, 0.421s, 2037		657,000	405,302
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.991s, 2035		981,026	712,048
Securitized Asset Backed Receivables, LLC
FRB Ser. 06-FR4, Class A2B, 0.431s, 2036		12,479,706	5,341,314
FRB Ser. 06-WM3, Class A2, 0.421s, 2036		13,624,433	5,381,651
FRB Ser. 06-WM2, Class A2C, 0.421s, 2036		17,021,839	6,468,299
FRB Ser. 07-BR4, Class A2A, 0.351s, 2037		1,463,894	1,009,794
FRB Ser. 07-BR3, Class A2A, 0.331s, 2037		9,075,008	5,898,755
FRB Ser. 06-WM3, Class A1, 0.311s, 2036		15,847,669	6,259,829
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.471s, 2036		1,124,000	446,799
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.431s, 2036		532,000	436,893
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		1,053,472	161,608
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		3,768,774	452,253
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		2,403,000	841,050
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.371s, 2037		2,151,008	1,435,368

Total asset-backed securities (cost $683,587,921)			$683,731,454

FOREIGN GOVERNMENT BONDS AND NOTES (7.2%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$3,495,000	$3,512,475
Argentina (Republic of) sr. unsec. bonds FRB 0.45s,
2013		13,993,000	4,918,540
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		58,408,000	56,100,884
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	6,340,000	1,525,594
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.677s, 2012		$286,186,000	67,969,175
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		5,190,795	4,788,509
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		4,080,000	4,192,200
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		540,000	587,952
Brazil (Federal Republic of) notes 10s, 2017	BRL	7,250	4,217,835
Brazil (Federal Republic of) sr. unsec. unsub. notes
5 5/8s, 2041		$5,000,000	4,962,500
Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	20,095	12,062,921
Chile (Republic of) notes 5 1/2s, 2020	CLP	1,856,500,000	4,070,813
Colombia (Government of) bonds 6 1/8s, 2041		$2,875,000	2,946,875
Export-Import Bank of Korea 144A sr. unsec. unsub.
notes 5.1s, 2013 (South Korea)	INR	286,400,000	6,161,964
Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017		$2,920,000	3,287,278
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		2,560,000	3,806,438
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		1,875,000	2,278,125
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		3,775,000	4,379,000
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,310,000	1,473,475
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		3,255,000	3,588,084
Iraq (Republic of) 144A bonds 5.8s, 2028		2,905,000	2,646,455
Italy (Republic of) bonds 4 1/4s, 2020	EUR	28,570,000	37,206,058
Peru (Republic of) bonds 6.95s, 2031	PEN	30,650,000	11,354,224
Philippines (Republic of) sr. unsec. unsub. bonds
6 1/2s, 2020		$4,450,000	5,139,750
Philippines (Republic of) sr. unsec. unsub. bonds
6 3/8s, 2034		7,100,000	7,496,961
Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s,
2030		915,451	1,063,305
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		2,565,000	3,004,256
Sri Lanka (Republic of) 144A notes 7.4s, 2015		1,300,000	1,435,356
Turkey (Republic of) bonds 16s, 2012	TRY	885,000	630,782
Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021		$6,800,000	7,072,000
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		1,660,000	1,994,772
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		11,515,000	13,586,894
Turkey (Republic of) unsec. notes 6 3/4s, 2040		6,760,000	7,395,170
Ukraine (Government of) sr. unsec. bonds 6.385s, 2012		2,875,000	2,902,543
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		6,060,000	6,082,422
Ukraine (Government of) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes
8 3/8s, 2017		7,700,000	8,048,271
Ukraine (Government of) 144A bonds 7 3/4s, 2020		12,475,000	12,693,313
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		4,040,000	4,055,150
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		4,310,000	4,536,275
United Mexican States sr. unsec. notes Ser. A, 6.05s,
2040		725,000	741,313
Venezuela (Republic of) bonds 8 1/2s, 2014		5,700,000	4,835,709
Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027		3,600,000	2,682,000
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		4,150,000	3,969,766
Venezuela (Republic of) unsec. notes FRN Ser. REGS,

1.288s, 2011	3,250,000	3,217,793
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018	4,935,000	4,738,390

Total foreign government bonds and notes (cost $326,130,722)		$355,359,565

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (3.3%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038	$1,767,086	$1,961,328
		1,961,328

U.S. Government Agency Mortgage Obligations (3.3%)
Federal National Mortgage Association Pass-Through
Certificates 4s, TBA, January 1, 2041	161,000,000	160,157,262
		160,157,262

Total U.S. government and agency mortgage obligations (cost $163,147,069)		$162,118,590

U.S. TREASURY OBLIGATIONS (1.0%)(a)
	Principal amount	Value

U.S. Treasury Bonds 6.625s, February 15, 2027 (i)	$12,360,000	$16,577,356
U.S. Treasury Inflation Protected Securities 3s,
July 15, 2012 (i)	7,549,698	8,128,836
U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014 (i)	9,003,152	9,825,230
U.S. Treasury Inflation Protected Securities 2s,
January 15, 2014 (i)	5,952,174	6,451,501
U.S. Treasury Notes 1s, December 31, 2011 (i)	8,637,000	8,694,091

Total U.S. treasury obligations (cost $49,677,014)		$49,677,014

SENIOR LOANS (2.2%)(a)(c)
	Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2, 2.3s,
2012	$223,111	$222,782
Momentive Performance Materials, Inc. bank term loan
FRN 2.563s, 2013	1,716,062	1,667,680
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	1,203,950	1,221,407
		3,111,869

Capital goods (--%)
Reynolds Group Holdings, Ltd. bank term loan FRN Ser.
D, 6 1/2s, 2016 (New Zealand)	675,000	680,531
Tomkins PLC bank term loan FRN Ser. B, 6 1/4s, 2016
(United Kingdom)	626,505	634,560
		1,315,091

Communication services (0.3%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.756s, 2014	900,000	865,875
Charter Communications Operating, LLC bank term loan
FRN Ser. l, 7 1/4s, 2014	808,066	837,647
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.54s, 2016	2,718,028	2,679,112
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.79s,
2014	835,431	835,431
Intelsat Corp. bank term loan FRN Ser. B2-B, 2.79s,
2014	835,170	835,170
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.79s,
2014	835,170	835,170
Intelsat Jackson Holdings SA bank term loan FRN 3.29s,
2014 (Luxembourg)	1,987,780	1,885,906
Level 3 Communications, Inc. bank term loan FRN
2.539s, 2014	3,754,000	3,546,366
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	280,000	301,875
		12,622,552

Consumer cyclicals (1.0%)
Advantage Sales & Marketing, LLC. bank term loan FRN
9 1/4s, 2018	270,000	271,215
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	5,425,000	5,488,293
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	4,622,924	4,624,852
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	846,871	854,886
Centage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.54s, 2014	3,708,050	3,493,687
Centage Learning Acquisitions, Inc. bank term loan FRN
Ser. B3, 3.764s, 2014	865,019	667,050
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.903s, 2016	2,884,152	2,500,560
Compucom Systems, Inc. bank term loan FRN 3.76s, 2014	530,354	502,510
Dana Corp. bank term loan FRN 4.535s, 2015	1,719,959	1,726,140
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	738,522	670,869
Federal Mogul Corp. bank term loan FRN Ser. B, 2.206s,

2014	881,714	827,709
Federal Mogul Corp. bank term loan FRN Ser. C, 2.199s,
2015	449,854	422,301
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.52s, 2014	883,139	343,983
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014	2,332,801	908,626
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.27s, 2014	870,448	339,040
Golden Nugget, Inc. bank term loan FRN 2.431s, 2014
(PIK)	228,579	183,816
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.26s,
2014 (PIK)	401,552	322,915
Goodman Global, Inc. bank term loan FRN 9s, 2017	1,758,000	1,810,301
Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	3,064,320	3,075,811
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.288s, 2015	2,870,000	2,591,073
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	3,653,635	3,301,973
Isle of Capri Casinos, Inc. bank term loan FRN 5s, 2013	935,434	933,797
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5s, 2013	329,098	328,522
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5s, 2013	374,174	373,519
Jarden Corp. bank term loan FRN Ser. B4, 3.539s, 2015	641,116	637,710
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013	490,665	477,231
National Bedding Co. bank term loan FRN 2.319s, 2013	230,534	228,228
NBTY, Inc. bank term loan FRN Ser. B, 6 1/4s, 2017	695,000	703,682
R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s,
2014	72,846	57,210
Realogy Corp. bank term loan FRN 0.105s, 2013	326,427	306,381
Realogy Corp. bank term loan FRN Ser. B, 3.286s, 2013	2,396,350	2,249,190
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.771s, 2014	2,447,489	2,343,164
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.76s, 2014	243,568	233,186
Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	2,075,357	2,092,219
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	3,826,563	2,655,634
Univision Communications, Inc. bank term loan FRN
4.506s, 2017	1,029,885	981,475
		49,528,758

Consumer staples (0.4%)
Amscan Holdings, Inc. bank term loan FRN 7.35s, 2017	1,496,250	1,493,445
Burger King Holdings, Inc. bank term loan FRN Ser. B,
6 1/4s, 2016	1,720,000	1,743,958
Claire's Stores, Inc. bank term loan FRN 3.043s, 2014	2,397,120	2,222,131
DineEquity, Inc. bank term loan FRN Ser. B, 6s, 2017	515,778	523,508
Revlon Consumer Products bank term loan FRN 6.001s,
2015	9,428,750	9,447,900
Rite-Aid Corp. bank term loan FRN Ser. B, 2.017s, 2014	423,038	384,133
Spectrum Brands, Inc. bank term loan FRN 8s, 2016	1,550,400	1,578,501
West Corp. bank term loan FRN Ser. B2, 2.634s, 2013	68,171	67,414
West Corp. bank term loan FRN Ser. B5, 4.509s, 2016	167,044	167,392
		17,628,382

Energy (0.1%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.261s,
2012	990,909	951,273
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	614,479	573,660
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	2,813,758	2,817,275
		4,342,208

Financials (--%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	1,040,000	1,053,650
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017	535,000	543,471
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	514,488	512,944
		2,110,065

Health care (0.2%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	1,600,873	1,599,880
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	1,230,000	1,242,813
Health Management Associates, Inc. bank term loan FRN
2.039s, 2014	2,570,273	2,518,225
IASIS Healthcare, LLC bank term loan FRN Ser. DD,
2.256s, 2014	423,463	413,300
IASIS Healthcare, LLC bank term loan FRN 7.62s, 2014	115,819	113,039
IASIS Healthcare, LLC bank term loan FRN Ser. B,
2.256s, 2014	1,223,446	1,194,083
IASIS Healthcare Corp. bank term loan FRN 5.538s, 2014
(PIK)	2,743,501	2,633,761
Multiplan, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	1,756,216	1,773,230
		11,488,331

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.034s, 2014	1,921,783	1,821,370

Ceridian Corp. bank term loan FRN 3.269s, 2014			2,755,000	2,619,537
First Data Corp. bank term loan FRN Ser. B3, 3.011s,
2014			677,148	624,669
				5,065,576

Utilities and power (--%)
NRG Energy, Inc. bank term loan FRN 3.539s, 2015			642,505	637,571
NRG Energy, Inc. bank term loan FRN 2.039s, 2013			160,339	160,179
NRG Energy, Inc. bank term loan FRN 1.789s, 2013			246	244
NRG Energy, Inc. bank term loan FRN Ser. B, 3.539s,
2015			762,997	762,362
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.764s, 2014			1,043,293	805,944
				2,366,300

Total senior loans (cost $111,777,655)				$109,579,132

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375		$266,059,600	$8,612,349
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	200,160,000	501,377
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	200,160,000	475,377
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		$43,219,200	1,595,653
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		43,219,200	1,380,853
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.565%
versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565		401,146,700	40,058,509
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.22%
versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		17,393,600	364,223
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		43,219,200	109,345
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		43,219,200	157,750
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565		401,146,700	132,378
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665		266,059,600	7,369,851
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.22% versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		17,393,600	594,340

Total purchased options outstanding (cost $48,278,922)				$61,352,005

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$1,635,000	$1,647,263
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,064,000	2,130,149
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)			2,349,000	2,792,374
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,045,000	1,327,150

Total convertible bonds and notes (cost $5,788,590)				$7,896,936

SHORT-TERM INVESTMENTS (17.6%)(a)
		Principal amount/shares		Value

Egypt Treasury Bills Ser. 273, with an effective yield
of 9.52%, April 5, 2011		EGP	60,100,000	$10,100,320
Egypt Treasury Bills with an effective yield
of 10.10%, March 8, 2011		EGP	11,875,000	2,010,936
Egypt Treasury Bills with an effective yield of 9.86%,
May 3, 2011		EGP	65,975,000	11,001,175
Egypt Treasury Bills with an effective yield of 9.83%,
May 31, 2011		EGP	76,225,000	12,607,654
Egypt Treasury Bills with an effective yield
of 9.785%, April 5, 2011		EGP	12,450,000	2,092,329
Egypt Treasury Bills with an effective yield of 9.33%,

February 1, 2011	EGP	29,475,000	5,041,621
Putnam Money Market Liquidity Fund 0.15% (e)		221,168,775	221,168,775
U.S. Treasury Bills with an effective yield of 0.24%,
August 25, 2011 (SEG) (SEGSF)		$22,793,000	22,756,691
U.S. Treasury Bills with effective yields ranging from
0.16% to 0.29%, March 10, 2011 (SEG) (SEGSF)		188,556,000	188,514,520
U.S. Treasury Bills with effective yields ranging from
0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)		266,487,000	266,183,736
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)		126,394,000	126,208,199

Total short-term investments (cost $868,283,781)			$867,685,956

TOTAL INVESTMENTS

Total investments (cost $5,280,126,554) (b)			$5,455,125,586

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $2,475,472,597) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	1/19/11	$28,430,835	$26,676,690	$1,754,145
	Brazilian Real	Buy	1/19/11	8,006,546	7,787,086	219,460
	British Pound	Sell	1/19/11	99,643	98,822	(821)
	Canadian Dollar	Buy	1/19/11	1,040,074	1,015,741	24,333
	Chilean Peso	Buy	1/19/11	4,790,428	4,785,365	5,063
	Czech Koruna	Buy	1/19/11	5,336,879	5,335,698	1,181
	Euro	Sell	1/19/11	51,364,145	50,657,875	(706,270)
	Japanese Yen	Buy	1/19/11	16,064,495	15,492,923	571,572
	Mexican Peso	Buy	1/19/11	5,785,441	5,774,112	11,329
	Norwegian Krone	Buy	1/19/11	24,889,496	24,158,731	730,765
	Singapore Dollar	Sell	1/19/11	8,109,713	7,997,774	(111,939)
	South Korean Won	Buy	1/19/11	4,414,717	4,329,466	85,251
	Swedish Krona	Buy	1/19/11	17,217,697	16,672,441	545,256
	Swiss Franc	Buy	1/19/11	11,726,143	11,748,919	(22,776)
	Taiwan Dollar	Sell	1/19/11	4,641,523	4,516,886	(124,637)
	Turkish Lira (New)	Buy	1/19/11	7,688,055	8,015,253	(327,198)

Barclays Bank PLC
	Australian Dollar	Buy	1/19/11	40,568,085	38,945,097	1,622,988
	Brazilian Real	Buy	1/19/11	12,273,112	12,013,865	259,247
	British Pound	Sell	1/19/11	14,786,319	14,844,161	57,842
	Canadian Dollar	Sell	1/19/11	17,863,215	17,583,255	(279,960)
	Chilean Peso	Buy	1/19/11	4,692,393	4,678,945	13,448
	Czech Koruna	Buy	1/19/11	978,112	976,748	1,364
	Euro	Sell	1/19/11	52,197,298	51,040,716	(1,156,582)
	Hungarian Forint	Sell	1/19/11	10,256,534	10,145,882	(110,652)
	Japanese Yen	Sell	1/19/11	55,558,928	54,194,631	(1,364,297)
	Mexican Peso	Buy	1/19/11	45,681	45,589	92
	New Zealand Dollar	Sell	1/19/11	8,765,751	8,684,003	(81,748)
	Norwegian Krone	Buy	1/19/11	20,809,496	20,209,962	599,534
	Polish Zloty	Sell	1/19/11	1,403,231	1,398,832	(4,399)
	Singapore Dollar	Sell	1/19/11	11,799,832	11,668,440	(131,392)
	South Korean Won	Buy	1/19/11	4,158,908	4,111,326	47,582
	Swedish Krona	Buy	1/19/11	10,896,156	10,586,136	310,020
	Swiss Franc	Sell	1/19/11	1,357,181	1,292,639	(64,542)
	Taiwan Dollar	Buy	1/19/11	188,146	181,459	6,687
	Turkish Lira (New)	Sell	1/19/11	3,724,786	3,799,358	74,572

Citibank, N.A.
	Australian Dollar	Buy	1/19/11	34,400,555	32,267,313	2,133,242
	Brazilian Real	Buy	1/19/11	9,843,147	9,580,078	263,069
	British Pound	Buy	1/19/11	7,864,632	7,815,660	48,972
	Canadian Dollar	Sell	1/19/11	16,863,712	16,457,479	(406,233)
	Chilean Peso	Buy	1/19/11	181,673	176,728	4,945
	Czech Koruna	Sell	1/19/11	17,224	17,271	47
	Danish Krone	Buy	1/19/11	1,923,499	1,910,200	13,299
	Euro	Sell	1/19/11	26,838,739	26,226,537	(612,202)
	Hungarian Forint	Sell	1/19/11	486,327	480,632	(5,695)
	Japanese Yen	Buy	1/19/11	449,233	433,203	16,030
	Mexican Peso	Buy	1/19/11	5,316,030	5,273,895	42,135
	New Zealand Dollar	Buy	1/19/11	272,392	260,431	11,961
	Norwegian Krone	Buy	1/19/11	7,839,933	7,513,430	326,503
	Polish Zloty	Buy	1/19/11	2,947,849	2,923,398	24,451
	Singapore Dollar	Sell	1/19/11	8,935,794	8,808,800	(126,994)
	South African Rand	Buy	1/19/11	723,706	696,985	26,721
	South Korean Won	Buy	1/19/11	9,424,074	9,276,986	147,088
	Swedish Krona	Buy	1/19/11	5,337,434	5,185,422	152,012
	Swiss Franc	Sell	1/19/11	17,330,513	16,137,928	(1,192,585)
	Taiwan Dollar	Buy	1/19/11	349,025	336,954	12,071
	Turkish Lira (New)	Buy	1/19/11	1,659,869	1,732,851	(72,982)

Credit Suisse AG
	Australian Dollar	Buy	1/19/11	43,373,578	42,303,049	1,070,529
	British Pound	Sell	1/19/11	7,071,854	7,099,608	27,754
	Canadian Dollar	Sell	1/19/11	27,296,683	26,713,039	(583,644)
	Euro	Sell	1/19/11	42,045,558	41,306,432	(739,126)
	Japanese Yen	Sell	1/19/11	43,554,860	42,000,196	(1,554,664)
	Malaysian Ringgit	Buy	1/19/11	10,043,442	9,854,768	188,674
	Norwegian Krone	Buy	1/19/11	22,358,145	21,798,602	559,543
	Polish Zloty	Buy	1/19/11	238,496	232,085	6,411
	South African Rand	Buy	1/19/11	10,114,170	9,881,329	232,841
	South Korean Won	Buy	1/19/11	4,939,280	4,851,964	87,316
	Swedish Krona	Buy	1/19/11	6,527,785	6,332,630	195,155
	Swiss Franc	Sell	1/19/11	24,367,891	22,685,604	(1,682,287)
	Taiwan Dollar	Sell	1/19/11	5,136,105	4,983,218	(152,887)
	Turkish Lira (New)	Buy	1/19/11	2,286,180	2,381,309	(95,129)

Deutsche Bank AG
	Australian Dollar	Buy	1/19/11	50,973,893	47,816,400	3,157,493
	Brazilian Real	Buy	1/19/11	8,719,832	8,476,357	243,475
	British Pound	Sell	1/19/11	5,127,799	5,110,650	(17,149)
	Canadian Dollar	Sell	1/19/11	20,443,666	19,950,119	(493,547)
	Chilean Peso	Buy	1/19/11	5,086,973	4,949,539	137,434
	Czech Koruna	Buy	1/19/11	228,833	228,845	(12)
	Euro	Sell	1/19/11	28,318,786	27,731,645	(587,141)
	Hungarian Forint	Buy	1/19/11	4,472,413	4,482,408	(9,995)
	Malaysian Ringgit	Buy	1/19/11	10,768,894	10,571,954	196,940
	Mexican Peso	Sell	1/19/11	189,332	188,437	(895)
	New Zealand Dollar	Sell	1/19/11	4,769,768	4,532,413	(237,355)
	Norwegian Krone	Buy	1/19/11	301,781	288,878	12,903
	Peruvian New Sol	Sell	1/19/11	7,866,334	7,819,660	(46,674)
	Polish Zloty	Buy	1/19/11	9,060,831	8,992,161	68,670
	Singapore Dollar	Sell	1/19/11	8,865,112	8,736,374	(128,738)
	South Korean Won	Buy	1/19/11	4,699,960	4,633,929	66,031
	Swedish Krona	Buy	1/19/11	12,648,265	12,276,064	372,201
	Swiss Franc	Sell	1/19/11	17,440,184	16,240,376	(1,199,808)
	Taiwan Dollar	Buy	1/19/11	117,199	112,940	4,259
	Turkish Lira (New)	Buy	1/19/11	1,125,094	1,118,116	6,978

Goldman Sachs International
	Australian Dollar	Buy	1/19/11	21,097,398	19,799,847	1,297,551
	British Pound	Sell	1/19/11	7,111,929	7,016,198	(95,731)
	Canadian Dollar	Sell	1/19/11	23,670,635	23,143,183	(527,452)
	Chilean Peso	Buy	1/19/11	153,074	148,908	4,166
	Euro	Sell	1/19/11	68,027,343	66,482,736	(1,544,607)
	Hungarian Forint	Sell	1/19/11	320,996	316,202	(4,794)
	Japanese Yen	Sell	1/19/11	429,182	413,711	(15,471)
	Norwegian Krone	Buy	1/19/11	13,421,755	12,851,172	570,583
	Polish Zloty	Buy	1/19/11	2,773,296	2,754,984	18,312
	South African Rand	Buy	1/19/11	246,438	230,057	16,381
	Swedish Krona	Sell	1/19/11	21,982,633	21,353,470	(629,163)
	Swiss Franc	Buy	1/19/11	557,995	519,571	38,424

HSBC Bank USA, National Association
	Australian Dollar	Buy	1/19/11	36,347,344	35,128,493	1,218,851
	British Pound	Sell	1/19/11	3,967,534	3,955,525	(12,009)
	Euro	Sell	1/19/11	46,638,932	46,143,563	(495,369)
	Japanese Yen	Buy	1/19/11	2,475,777	2,387,618	88,159

	Norwegian Krone	Buy	1/19/11	21,652,113	20,728,579	923,534
	Singapore Dollar	Sell	1/19/11	13,509,209	13,323,251	(185,958)
	South Korean Won	Buy	1/19/11	4,673,871	4,618,361	55,510
	Swiss Franc	Sell	1/19/11	30,206,812	28,107,971	(2,098,841)
	Taiwan Dollar	Sell	1/19/11	4,744,790	4,569,791	(174,999)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	1/19/11	14,114,010	13,227,032	886,978
	Brazilian Real	Buy	1/19/11	6,470,620	6,338,353	132,267
	British Pound	Sell	1/19/11	2,002,998	1,974,996	(28,002)
	Canadian Dollar	Sell	1/19/11	8,668,350	8,456,843	(211,507)
	Chilean Peso	Buy	1/19/11	4,281,991	4,257,473	24,518
	Czech Koruna	Buy	1/19/11	5,232,561	5,231,404	1,157
	Euro	Sell	1/19/11	78,878,927	77,133,672	(1,745,255)
	Hungarian Forint	Sell	1/19/11	5,435,507	5,376,424	(59,083)
	Japanese Yen	Sell	1/19/11	22,564,647	21,722,569	(842,078)
	Malaysian Ringgit	Buy	1/19/11	7,851,339	7,708,747	142,592
	Mexican Peso	Buy	1/19/11	2,605,595	2,580,429	25,166
	New Zealand Dollar	Sell	1/19/11	3,956,481	3,850,928	(105,553)
	Norwegian Krone	Sell	1/19/11	1,758,922	1,686,224	(72,698)
	Peruvian New Sol	Sell	1/19/11	4,010,263	3,982,236	(28,027)
	Polish Zloty	Sell	1/19/11	1,809,917	1,802,126	(7,791)
	Singapore Dollar	Sell	1/19/11	7,453,800	7,356,222	(97,578)
	South African Rand	Buy	1/19/11	5,260,415	4,995,420	264,995
	South Korean Won	Buy	1/19/11	4,217,357	4,165,433	51,924
	Swedish Krona	Buy	1/19/11	31,721,938	30,774,854	947,084
	Swiss Franc	Sell	1/19/11	11,868,052	11,050,810	(817,242)
	Taiwan Dollar	Sell	1/19/11	4,922,478	4,721,740	(200,738)
	Turkish Lira (New)	Buy	1/19/11	8,540,097	8,903,917	(363,820)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/19/11	41,442,081	39,884,948	1,557,133
	Brazilian Real	Buy	1/19/11	10,215,583	9,989,633	225,950
	British Pound	Sell	1/19/11	3,097,513	3,055,709	(41,804)
	Canadian Dollar	Sell	1/19/11	15,160,550	14,791,648	(368,902)
	Czech Koruna	Buy	1/19/11	5,422,354	5,312,624	109,730
	Euro	Sell	1/19/11	53,543,233	52,585,949	(957,284)
	Hungarian Forint	Sell	1/19/11	5,836,709	5,747,671	(89,038)
	Japanese Yen	Sell	1/19/11	30,393,342	29,320,662	(1,072,680)
	Malaysian Ringgit	Buy	1/19/11	10,043,474	9,856,366	187,108
	Norwegian Krone	Buy	1/19/11	26,069,674	25,497,720	571,954
	Polish Zloty	Buy	1/19/11	3,477,942	3,379,024	98,918
	Singapore Dollar	Sell	1/19/11	9,907,366	9,801,620	(105,746)
	South African Rand	Buy	1/19/11	10,146,260	9,818,372	327,888
	Swedish Krona	Buy	1/19/11	5,272,310	5,095,085	177,225
	Swiss Franc	Sell	1/19/11	22,964,335	21,377,667	(1,586,668)
	Taiwan Dollar	Sell	1/19/11	5,101,398	4,938,041	(163,357)
	Turkish Lira (New)	Sell	1/19/11	3,572,270	3,639,679	67,409

State Street Bank and Trust Co.
	Australian Dollar	Buy	1/19/11	10,674,322	10,011,656	662,666
	British Pound	Buy	1/19/11	23,708,042	23,636,706	71,336
	Canadian Dollar	Sell	1/19/11	12,414,001	12,168,204	(245,797)
	Euro	Sell	1/19/11	70,606,495	69,595,421	(1,011,074)
	Hungarian Forint	Sell	1/19/11	368,355	363,602	(4,753)
	Japanese Yen	Sell	1/19/11	27,212,877	26,319,730	(893,147)
	Malaysian Ringgit	Buy	1/19/11	10,180,667	10,005,954	174,713
	Mexican Peso	Sell	1/19/11	133,207	132,577	(630)
	Norwegian Krone	Buy	1/19/11	6,108,147	6,032,784	75,363
	Polish Zloty	Buy	1/19/11	4,221,411	4,201,661	19,750
	Swedish Krona	Buy	1/19/11	12,518,956	12,251,557	267,399
	Swiss Franc	Sell	1/19/11	19,926,636	18,550,590	(1,376,046)
	Taiwan Dollar	Sell	1/19/11	4,998,930	4,790,189	(208,741)

UBS AG
	Australian Dollar	Buy	1/19/11	37,827,369	36,701,852	1,125,517
	British Pound	Sell	1/19/11	5,882,374	5,810,285	(72,089)
	Canadian Dollar	Sell	1/19/11	19,773,548	19,555,467	(218,081)
	Czech Koruna	Buy	1/19/11	1,033,084	1,031,227	1,857
	Euro	Sell	1/19/11	66,396,871	65,480,291	(916,580)
	Hungarian Forint	Sell	1/19/11	4,979,458	4,920,803	(58,655)
	Japanese Yen	Sell	1/19/11	45,738,447	44,222,372	(1,516,075)
	Mexican Peso	Buy	1/19/11	77,947	77,140	807
	Norwegian Krone	Buy	1/19/11	25,172,872	24,470,647	702,225
	Polish Zloty	Buy	1/19/11	5,088,455	4,946,645	141,810
	South African Rand	Buy	1/19/11	15,220,959	14,477,365	743,594
	Swedish Krona	Buy	1/19/11	7,596,574	7,356,824	239,750
	Swiss Franc	Sell	1/19/11	626,111	604,431	(21,680)

Westpac Banking Corp.
	Australian Dollar	Buy	1/19/11	19,861,195	19,393,559	467,636
	British Pound	Buy	1/19/11	7,430,194	7,402,510	27,684
	Canadian Dollar	Sell	1/19/11	827,680	808,114	(19,566)
	Euro	Sell	1/19/11	68,031,194	67,072,835	(958,359)
	Japanese Yen	Sell	1/19/11	35,034,633	33,800,959	(1,233,674)
	New Zealand Dollar	Buy	1/19/11	749,679	716,640	33,039
	Norwegian Krone	Sell	1/19/11	257,322	246,651	(10,671)
	Swedish Krona	Buy	1/19/11	39,393,809	38,463,046	930,763
	Swiss Franc	Sell	1/19/11	23,509,693	22,810,737	(698,956)

Total						$(6,130,514)

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	360	$41,085,807	Mar-11	$94,296
Canadian Government Bond 10 yr (Long)	2,388	293,996,263	Mar-11	1,282,600
Euro-Bobl 5 yr (Short)	23	3,653,014	Mar-11	14,705
Euro-Bund 10 yr (Long)	1,803	302,107,554	Mar-11	157,906
Euro-Schatz 2 yr (Short)	2,095	305,358,895	Mar-11	(168,732)
Japanese Government Bond 10 yr (Short)	147	254,615,299	Mar-11	(1,631,341)
Japanese Government Bond 10 yr Mini (Long)	34	5,889,061	Mar-11	(4,377)
U.K. Gilt 10 yr (Long)	2,003	373,260,311	Mar-11	383,865
U.S. Treasury Bond 30 yr (Long)	13,928	1,770,161,750	Mar-11	(28,768,534)
U.S. Treasury Bond 20 yr (Long)	603	73,641,375	Mar-11	(2,350,865)
U.S. Treasury Note 10 yr (Long)	1,259	151,630,813	Mar-11	576,293
U.S. Treasury Note 5 yr (Long)	814	95,823,063	Mar-11	380,419
U.S. Treasury Note 2 yr (Long)	1	218,906	Mar-11	(721)

Total				$(30,034,486)

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $281,616,977) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.		$49,291,000	Aug-11/4.475	$3,862,443
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.		73,698,000	Aug-11/4.55	6,171,471
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.		79,191,000	Aug-11/4.70	7,531,064
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.		122,408,000	Aug-11/4.765	12,169,803
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.		49,291,000	Aug-11/4.475	577,198
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.		73,698,000	Aug-11/4.55	768,670
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.		79,191,000	Aug-11/4.70	622,441
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.		122,408,000	Aug-11/4.765	932,749
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.		17,581,660	Feb-15/5.36	1,526,616
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.		266,059,600	Mar-11/4.7375	119,727
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.		17,581,660	Feb-15/5.36	908,972
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		147,396,000	Aug-11/4.49	11,644,284
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		138,138,000	Jul-11/4.52	11,464,073
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		69,069,000	Jul-11/4.5475	5,870,174
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.		147,396,000	Aug-11/4.49	1,621,356
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		138,138,000	Jul-11/4.52	1,243,242
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		69,069,000	Jul-11/4.5475	552,552
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA
maturing December 24, 2013.	CHF	200,160,000	Dec-11/0.578	194,861
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA
maturing December 22, 2013.	CHF	200,160,000	Dec-11/0.602	221,510
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		$403,795,500	Sep-15/4.04	15,542,089
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.		88,935,500	Aug-15/4.375	7,737,389
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.		88,935,500	Aug-15/4.46	8,202,521
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		147,297,000	Jul-11/4.46	11,516,121
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		147,297,000	Jul-11/4.525	12,203,209
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.		220,945,500	Jul-11/4.745	21,906,313
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.		132,437,000	Sep-13/4.82	7,189,667
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		95,125,800	Apr-12/4.8675	8,708,260
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		51,844,360	Feb-15/5.27	4,291,158
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		21,412,000	May-12/5.51	2,854,869
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		403,795,500	Sep-15/4.04	42,087,605

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	88,935,500	Aug-15/4.375	13,035,276
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	88,935,500	Aug-15/4.46	12,416,285
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	147,297,000	Jul-11/4.46	1,449,647
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	147,297,000	Jul-11/4.525	1,316,551
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	266,059,600	Mar-11/4.665	133,030
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	220,945,500	Jul-11/4.745	1,438,715
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	132,437,000	Sep-13/4.82	3,097,723
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	95,125,800	Apr-12/4.8675	1,892,728
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	51,844,360	Feb-15/5.27	2,828,318
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	21,412,000	May-12/5.51	256,503

Total			$248,107,183

TBA SALE COMMITMENTS OUTSTANDING at 12/31/10 (proceeds receivable $159,974,883) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, January 1, 2041	$161,000,000	1/13/11	$160,157,262

Total			$160,157,262

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,144,988,600		$(77,717)	12/6/12	0.79%	3 month USD-LIBOR-BBA	$(1,210,637)

GBP	30,730,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	879,902

GBP	19,450,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	(459,146)

GBP	30,700,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	977,673

GBP	45,127,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	(724,755)

GBP	71,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	1,583,411

AUD	40,580,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(96,471)

AUD	71,330,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(1,233,921)

AUD	34,400,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	1,206,264

AUD	34,520,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	943,164

AUD	71,520,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(735,080)

AUD	101,190,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(1,217,362)

AUD	54,940,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	1,749,711

GBP	144,280,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	857,300

GBP	84,530,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(765,028)

	$1,014,273,700		(731,169)	2/18/15	2.67%	3 month USD-LIBOR-BBA	(45,731,035)

Barclays Bank PLC
AUD	36,540,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	525,257

AUD	40,790,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(654,316)

	$164,957,000	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(10,946,547)

	129,446,200		(2,961,082)	9/21/20	3 month USD-LIBOR-BBA	3.95%	5,197,836

	68,712,800		(1,659,414)	10/20/20	3 month USD-LIBOR-BBA	4.065%	3,066,716

	159,947,600		(4,598,494)	11/10/20	3 month USD-LIBOR-BBA	3.74%	1,421,255

AUD	56,710,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	657,977

AUD	62,210,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	863,695

	$7,396,900		10,418	10/22/15	1.35%	3 month USD-LIBOR-BBA	249,719

	138,391,300		1,542,166	10/28/30	3 month USD-LIBOR-BBA	3.38%	(9,927,123)

	153,620,300		(441,746)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(8,711,855)

GBP	56,750,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	3,410,196

GBP	56,750,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	3,839,064

AUD	77,450,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(2,480,599)

	$123,520,000		--	8/27/40	3 month USD-LIBOR-BBA	3.21625%	(18,122,776)

	125,000,000		--	9/1/40	3.325%	3 month USD-LIBOR-BBA	15,962,688

	139,000,000		--	9/1/40	3.34%	3 month USD-LIBOR-BBA	17,377,989

	100,000,000		--	9/1/40	3.3399%	3 month USD-LIBOR-BBA	12,504,184

EUR	91,712,000		--	11/5/20	2.708%	6 month EUR-EURIBOR-REUTERS	5,613,657

	$123,656,655		--	11/8/25	3.2175%	3 month USD-LIBOR-BBA	8,485,514

	313,482,784		--	11/8/15	3 month USD-LIBOR-BBA	1.315%	(11,223,459)

	5,380,964		--	11/8/25	3.215%	3 month USD-LIBOR-BBA	370,831

	9,232,567		--	11/8/15	3 month USD-LIBOR-BBA	1.30%	(337,215)

	744,343,900		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	41,228,762

	234,011,900		--	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(13,778,675)

	526,987,100		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(17,866,596)

	207,936,000		--	11/10/40	3 month USD-LIBOR-BBA	3.7575%	(12,080,968)

	640,131,500		--	11/10/20	2.71%	3 month USD-LIBOR-BBA	33,839,534

	461,863,800		--	11/10/15	3 month USD-LIBOR-BBA	1.40%	(14,705,394)

	595,345,400		--	11/12/20	2.7225%	3 month USD-LIBOR-BBA	30,952,652

	415,251,400		--	11/12/15	3 month USD-LIBOR-BBA	1.4125%	(13,053,070)

	184,962,900		--	11/12/40	3 month USD-LIBOR-BBA	3.745%	(11,191,984)

AUD	81,970,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(859,270)

	$43,937,400		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	8,855

AUD	81,970,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(162,123)

Citibank, N.A.
GBP	553,840,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	3,578,618

GBP	443,080,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(4,031,330)

GBP	131,440,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	503,498

	$689,174,200		132,026	7/9/20	3 month USD-LIBOR-BBA	3.01%	(7,758,518)

	158,167,800		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(3,945,741)

	177,311,000		--	9/1/20	3 month USD-LIBOR-BBA	2.557%	(10,243,523)

	760,891,000		--	9/1/12	0.67375%	3 month USD-LIBOR-BBA	(1,800,433)

	272,482,300		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	15,710,080

	342,885,600		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(12,442,357)

	511,780,000		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	30,337,878

	526,987,100		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(18,121,892)

	727,427,000		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	40,927,839

	234,011,900		--	11/9/40	3 month USD-LIBOR-BBA	3.747%	(14,007,526)

SEK	317,440,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	1,411,622

SEK	402,400,000		--	12/7/20	3.51%	3 month SEK-STIBOR-SIDE	560,211

	$1,063,165,800		(292,537)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(1,602,111)

	180,600,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(625,525)

	1,060,568,100		(287,170)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(11,492,413)

Credit Suisse International
	51,494,700		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(1,212,892)

CHF	72,780,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	84,938

	$96,800,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(3,866,159)

CHF	78,080,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(315,243)

MXN	364,910,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(880,999)

	$99,100,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(6,176,534)

	231,319,500		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(13,306,063)

	306,204,700		--	10/6/40	3.3475%	3 month USD-LIBOR-BBA	39,086,582

	178,159,000		(48,976)	11/3/12	0.50%	3 month USD-LIBOR-BBA	626,241

	344,885,600		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(12,408,292)

	511,780,000		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	30,395,116

	66,929,000		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	1,652,323

	103,000,000		--	11/22/20	3.082%	3 month USD-LIBOR-BBA	2,225,536

	97,800,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(3,154,808)

CHF	278,190,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(2,281,379)

CHF	278,190,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(1,993,982)

	$1,534,431,400		(837,185)	7/8/20	3 month USD-LIBOR-BBA	3.06%	(11,453,901)

	341,167,500		(1,040,108)	7/8/40	3 month USD-LIBOR-BBA	3.76%	(16,230,626)

GBP	129,470,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(814,719)

GBP	71,540,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	242,858

Deutsche Bank AG
	$1,317,485,700		(37,370)	11/3/12	0.50%	3 month USD-LIBOR-BBA	4,904,938

	335,008,300		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(18,771,619)

	630,602,300		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	20,202,931

	172,341,246		--	11/8/15	3 month USD-LIBOR-BBA	1.313%	(6,186,261)

	67,842,346		--	11/8/25	3.224%	3 month USD-LIBOR-BBA	4,602,560

	1,389,454,800		3,254,932	7/27/20	3 month USD-LIBOR-BBA	2.94%	(24,203,668)

MXN	364,910,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(642,700)

	$860,492,900		151,712	12/31/14	1.91%	3 month USD-LIBOR-BBA	(5,686,427)

	67,506,300		15,348	12/31/20	3 month USD-LIBOR-BBA	3.55%	1,045,508

	96,300,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	382,930

	898,335,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(39,481,486)

	126,784,100		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	1,256,782

EUR	299,300,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(716,045)

Goldman Sachs International
AUD	17,450,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	186,166

AUD	53,450,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	583,913

	$896,666,700		2,288,677	4/8/15	2.94%	3 month USD-LIBOR-BBA	(43,292,785)

SEK	204,500,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	123,262

CHF	304,870,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(173,443)

	$1,457,961,200		--	7/20/12	0.8375%	3 month USD-LIBOR-BBA	(9,971,488)

	721,078,900		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	(12,151,334)

	356,403,100		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	18,374,697

	765,519,900		(85,221)	10/1/12	0.59%	3 month USD-LIBOR-BBA	531,873

	267,381,800		(65,842)	10/1/13	0.84%	3 month USD-LIBOR-BBA	1,755,325

GBP	57,360,000		--	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	2,966,331

	$628,803,300		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(5,896,891)

	165,014,100		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	10,288,269

AUD	71,410,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(1,214,240)

AUD	34,480,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	1,199,892

AUD	33,260,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	375,607

JPMorgan Chase Bank, N.A.
AUD	56,710,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	177,246

AUD	42,532,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	59,267

JPY	13,046,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(1,518,001)

GBP	186,320,000		--	12/6/12	6 month GBP-LIBOR-BBA	1.373%	(732,863)

	$353,211,700		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(1,017,023)

	40,874,800	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(445,944)

	14,262,200		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(617,688)

	61,166,500		--	12/21/40	4.235%	3 month USD-LIBOR-BBA	(1,347,105)

	164,957,000	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(9,928,762)

	148,460,000		(3,473,964)	9/20/20	3 month USD-LIBOR-BBA	3.995%	6,475,372

	98,973,400		(2,306,080)	9/20/20	3 month USD-LIBOR-BBA	3.965%	4,065,112

	188,092,400		8,595,823	10/14/20	4.02%	3 month USD-LIBOR-BBA	(3,734,388)

	67,480,000		--	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(258,382)

	20,600,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	107,419

GBP	186,320,000		--	12/23/12	1.582%	6 month GBP-LIBOR-BBA	(278,902)

GBP	42,853,600		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	567,300

	$76,500,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	112,136

	502,604,900		472,893	4/12/40	4.54%	3 month USD-LIBOR-BBA	(41,661,678)

	356,403,100		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	18,696,302

	79,410,500		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	3,789,181

MXN	52,130,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(91,931)

AUD	31,990,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	18,581

JPY	13,447,610,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(1,192,394)

EUR	97,820,000		--	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	239,977

AUD	42,532,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	425,600

MXN	325,230,000		--	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(1,312,685)

AUD	79,020,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	2,361,025

	$92,261,000		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(487,628)

	124,166,800		--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(12,093,567)

	243,600,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(12,272,016)

	508,377,000		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(15,441,366)

	116,904,073		--	11/8/25	3.2225%	3 month USD-LIBOR-BBA	7,952,307

	296,715,594		--	11/8/15	3 month USD-LIBOR-BBA	1.31%	(10,696,548)

	203,810,200		--	11/12/40	3 month USD-LIBOR-BBA	3.775%	(11,247,982)

	762,222,200		--	11/12/15	1.435%	3 month USD-LIBOR-BBA	23,136,122

	40,784,700		--	11/12/40	3.90%	3 month USD-LIBOR-BBA	1,347,052

JPY	13,410,360,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	417,229

AUD	38,790,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(680,631)

AUD	20,670,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	763,100

CAD	41,210,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	639,240

	$563,801,100		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	172,710

JPY	2,192,700,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	288,471

JPY	2,948,000,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(471,360)

PLN	45,800,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	324,105

EUR	9,800,000		--	2/4/40	6 month EUR-EURIBOR-REUTERS	3.79%	1,022,784

	$421,380,600		--	11/12/40	3.895%	3 month USD-LIBOR-BBA	14,291,199

MXN	528,640,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(1,821,001)

GBP	129,690,000		--	11/17/12	6 month GBP-LIBOR-BBA	1.44107%	61,883

	$428,914,800		--	11/23/15	1.777%	3 month USD-LIBOR-BBA	6,434,733

	112,081,300		--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(2,785,892)

	428,869,700		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(574,569)

	277,609,000		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(355,305)

	896,245,900		1,785,696	7/16/15	2.14%	3 month USD-LIBOR-BBA	(12,828,602)

	532,896,300		--	7/19/15	3 month USD-LIBOR-BBA	2.021%	5,425,055

	298,318,500		(2,535,707)	10/20/15	3 month USD-LIBOR-BBA	2.07%	(1,770,117)

	24,525,200		(868,192)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(2,242,965)

	1,457,961,200		--	7/20/12	0.84%	3 month USD-LIBOR-BBA	(10,046,107)

	721,078,900		--	7/20/20	3 month USD-LIBOR-BBA	2.966%	(12,007,073)

UBS, AG
	168,613,300		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(132,711)

Total							$(169,655,306)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$58,635,441		1/12/38	(6.50%) 1 month	Synthetic TRS	$(382,830)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	25,243,207		1/12/38	(6.50%) 1 month	Synthetic TRS	(164,812)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	463,566		1/12/39	6.00% (1 month	Synthetic TRS	2,905
				USD-LIBOR)	Index 6.00% 30
					year Fannie Mae
					pools

	24,245,701		1/12/39	5.50% (1 month	Synthetic TRS	122,807
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	54,794,273		1/12/39	5.50% (1 month	Synthetic TRS	277,539
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	52,528,589		1/12/38	(6.50%) 1 month	Synthetic TRS	(342,958)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	73,890,000	(F)	5/18/13	(3.38%)	GBP Non-revised	413,188
					UK Retail Price
					Index

Deutsche Bank AG
	$9,657,402		1/12/40	4.00% (1 month	Synthetic MBX	53,708
				USD-LIBOR)	Index 4.00% 30
					year Fannie Mae
					pools

Goldman Sachs International
	36,945,000		7/28/11	(0.685%)	USA Non Revised	230,156
					Consumer Price
					Index- Urban
					(CPI-U)

	36,945,000		7/29/11	(0.76%)	USA Non Revised	202,388
					Consumer Price
					Index- Urban
					(CPI-U)

	36,945,000		7/30/11	(0.73%)	USA Non Revised	213,380
					Consumer Price
					Index- Urban
					(CPI-U)

	28,377,914		1/12/40	(5.00%) 1 month	Synthetic TRS	(7,525)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

	27,720,918		1/12/39	5.50% (1 month	Synthetic TRS	140,409
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	127,762,214		1/12/39	5.50% (1 month	Synthetic TRS	647,129
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	9,039,540		1/12/39	(6.00%) 1 month	Synthetic MBX	(73,817)
				USD-LIBOR	Index 6.00% 30
					year Fannie Mae
					pools

	9,298,868		1/12/38	6.50% (1 month	Synthetic MBX	66,728
				USD-LIBOR)	Index 6.50% 30
					year Fannie Mae
					pools

	9,248,377		1/12/40	(5.00%) 1 month	Synthetic MBX	(66,361)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

	8,839,578		1/12/39	5.50% (1 month	Synthetic MBX	83,689
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	9,307,985		1/12/40	(4.50%) 1 month	Synthetic MBX	(75,996)
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
EUR	30,720,000		8/10/12	(1.435%)	Eurostat	321,940

Eurozone HICP
excluding tobacco

Total		$1,661,667

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co.,
7%, 10/1/13	Ba2	$--		$6,000,000	3/20/12	285 bp	$137,700

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa2	--	EUR	2,090,000	3/20/13	815 bp	(934,418)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(147,862)		$16,610,000	12/20/19	(100 bp)	2,418,231

Ukraine (Government
of), 7.65%, 6/11/13	B2	--		4,715,000	10/20/11	194 bp	(43,285)

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		3,770,000	10/20/17	105 bp	(33,895)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		1,470,000	9/20/13	109 bp	3,651

Russian Federation,
7 1/2%, 3/31/30	--	--		987,500	4/20/13	(112 bp)	(4,948)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	2,045,000	9/20/13	715 bp	315,509

United Mexican States,
7.5%, 4/8/33	Baa1	--		$6,115,000	3/20/14	56 bp	(57,590)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	1,975,000	9/20/13	477 bp	189,252

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	1,975,000	9/20/13	535 bp	229,947

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	1,835,000	3/20/13	680 bp	(873,169)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	134,596		$2,330,000	12/20/13	335 bp	225,202

DJ CDX NA HY Series 15
Version 1 Index	B+	102,809		32,899,000	12/20/15	500 bp	1,142,966

Republic of Argentina,
8.28%, 12/31/33	B3	--		2,860,000	6/20/14	235 bp	(279,613)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		495,000	9/20/13	276 bp	25,956

Morgan Stanley Capital Services, Inc.
Dominican Republic,
8 5/8%, 4/20/27	--	--		5,020,000	11/20/11	(170 bp)	28,049

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa1	--		4,877,900	3/20/12	44 bp	(114)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		3,545,000	10/20/12	339 bp	(305,281)

Total							$2,184,150

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2010.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTNJ	Medium Term Notes Class J
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $4,924,834,180.

(b) The aggregate identified cost on a tax basis is $5,302,234,334, resulting in gross unrealized appreciation and depreciation of $258,057,706 and $105,166,454, respectively, or net unrealized appreciation of $152,891,252.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $76,293 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $907,721,750 and $802,893,719, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $3,994,743,774 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	84.0%
Russia	3.4
Argentina	2.6
Venezuela	1.3
Egypt	0.8
Italy	0.7
Ukraine	0.7
Brazil	0.6
United Kingdom	0.6
Turkey	0.6
Indonesia	0.5
Canada	0.5
Luxembourg	0.5
Other	3.2

Total	100.0%

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average contract amount of approximately 21,000 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates and volatility.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $2,458,200,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to gain exposure to specific sectors and to gain exposure to rates of inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $44,624,190,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $96,800,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements

(Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,197,599 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $412,885,639 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $376,215,398.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$672,320,947	$11,410,507

Convertible bonds and notes	--	7,896,936	--

Corporate bonds and notes	--	1,376,295,524	18,001

Foreign government bonds and notes	--	355,359,565	--

Mortgage-backed securities	--	1,780,830,457	580,952

Purchased options outstanding	--	61,352,005	--

Senior loans	--	109,579,132	--

U.S. Government and agency mortgage obligations	--	162,118,590	--

U.S. Treasury obligations	--	49,677,014	--

Short-term investments	221,168,775	646,517,181	--

Totals by level	$221,168,775	$5,221,947,351	$12,009,460

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(6,130,514)	$--

Futures contracts	(30,034,486)	--	--

Written options	--	(248,107,183)	--

TBA sale commitments	--	(160,157,262)	--

Interest rate swap contracts	--	(165,557,023)	--

Total return swap contracts	--	1,661,667	--

Credit default contracts	--	2,094,607	--

Totals by level	$(30,034,486)	$(576,195,708)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$4,626,920	$2,532,313

Foreign exchange contracts	32,516,260	38,646,774

Interest rate contracts	612,262,960	992,947,980

Total	$649,406,140	$1,034,127,067

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011